Schedule of Investments (unaudited)
June 30, 2022
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities
510 Loan Acquisition Trust, Series 2020-1, Class A, 5.11%, 09/25/60(a)(b)	USD	643	$ 619,086
522 Funding CLO Ltd.
Series 2018-3A, Class CR, (3 mo. LIBOR US + 2.05%), 3.11%, 10/20/31(a)(c)		500	473,121
Series 2019-5A, Class AR, (3 mo. CME Term SOFR + 1.33%), 2.18%, 04/15/35(a)(c)		430	413,544
ABFC Trust, Series 2007-WMC1, Class A2B, (1 mo. LIBOR US + 1.00%), 2.62%, 06/25/37(c)		3,069	2,585,114
AccessLex Institute, Series 2007-A, Class A3, (3 mo. LIBOR US + 0.30%), 1.82%, 05/25/36(c)		3,732	3,600,010
ACRES Commercial Realty Ltd., Series 2021-FL1, Class A, (1 mo. LIBOR US + 1.20%), 2.72%, 06/15/36(a)(c)		6,414	6,237,615
Affirm Asset Securitization Trust, Series 2022-X1, Class A, 1.75%, 02/15/27(a)		5,765	5,654,869
AGL CLO 12 Ltd., Series 2021-12A, Class A1, (3 mo. LIBOR US + 1.16%), 2.22%, 07/20/34(a)(c)		4,000	3,875,631
AGL CLO 14 Ltd., Series 2021-14A, Class A, (3 mo. LIBOR US + 1.15%), 2.25%, 12/02/34(a)(c)		15,870	15,312,171
AGL CLO 3 Ltd.
Series 2020-3A, Class A, (3 mo. LIBOR US + 1.30%), 2.34%, 01/15/33(a)(c)		250	243,139
Series 2020-3A, Class D, (3 mo. LIBOR US + 3.30%), 4.34%, 01/15/33(a)(c)		1,250	1,193,906
AGL Core CLO 4 Ltd., Series 2020-4A, Class A1R, (3 mo. LIBOR US + 1.07%), 2.13%, 04/20/33(a)(c)		4,350	4,229,578
AGL Static CLO 18 Ltd., Series 2022-18A, Class B, (3 mo. CME Term SOFR + 2.00%), 3.12%, 04/21/31(a)(c)		1,840	1,776,010
AIG CLO Ltd., Series 2018-1A, Class A1R, (3 mo. LIBOR US + 1.12%), 2.18%, 04/20/32(a)(c)		1,740	1,699,851
AIMCO CLO
Series 2017-AA, Class AR, (3 mo. LIBOR US + 1.05%), 2.11%, 04/20/34(a)(c)		2,500	2,399,079
Series 2018-BA, Class AR, (3 mo. LIBOR US + 1.10%), 2.14%, 01/15/32(a)(c)		1,000	975,048
Ajax Mortgage Loan Trust
Series 2017-D, Class B, 0.00%, 12/25/57(a)(c)(d)		79	73,861
Series 2018-A, Class B, 0.00%, 04/25/58(a)		17	16,527
Series 2018-B, Class B, 0.00%, 02/26/57(a)		75	51,624
Series 2018-D, Class B, 0.00%, 08/25/58(a)(c)		7	5,140
Series 2018-E, Class C, 0.00%, 06/25/58(a)(c)		4	4,066
Series 2018-F, Class C, 0.00%, 11/25/58(a)		100	65,877
Series 2019-E, Class A, 3.00%, 09/25/59(a)(b)		1,506	1,497,388
Series 2019-E, Class B, 4.88%, 09/25/59(a)(b)		350	344,698
Series 2019-E, Class C, 0.00%, 09/25/59(a)		738	731,278
Series 2019-G, Class A, 3.00%, 09/25/59(a)(b)		1,639	1,597,615
Series 2019-G, Class B, 4.25%, 09/25/59(a)(b)		224	215,150
Series 2019-G, Class C, 0.00%, 09/25/59(a)		568	508,005
Series 2019-H, Class A, 3.00%, 11/25/59(a)(b)		508	504,358
Series 2019-H, Class B, 4.25%, 11/25/59(a)(b)		140	136,915
Series 2019-H, Class C, 0.00%, 11/25/59(a)		343	361,434
Series 2020-A, Class A, 2.38%, 12/25/59(a)(b)		7,221	6,986,448
Series 2020-A, Class B, 3.50%, 12/25/59(a)(b)		999	944,180
Series 2020-A, Class C, 0.00%, 12/25/59(a)(d)		2,366	1,483,396
Series 2020-C, Class A, 2.25%, 09/27/60(a)(b)		205	201,105
Series 2020-C, Class B, 5.00%, 09/27/60(a)(b)		250	240,078
Series 2020-C, Class C, 0.00%, 09/27/60(a)		785	696,372
Security		Par (000)	Value
Asset-Backed Securities (continued)
Ajax Mortgage Loan Trust
Series 2020-D, Class A, 2.25%, 06/25/60(a)(b)	USD	658	$ 625,699
Series 2020-D, Class B, 5.00%, 06/25/60(a)(b)		350	335,122
Series 2020-D, Class C, 0.00%, 06/25/60(a)		827	721,476
Series 2021-C, Class A, 2.12%, 01/25/61(a)(b)		3,641	3,403,148
Series 2021-C, Class B, 3.72%, 01/25/61(a)(b)		817	747,721
Series 2021-C, Class C, 0.00%, 01/25/61(a)		2,064	1,838,434
Series 2021-D, Class A, 2.00%, 03/25/60(a)(b)		9,690	8,995,779
Series 2021-D, Class B, 4.00%, 03/25/60(a)(c)		1,634	1,489,092
Series 2021-D, Class C, 0.00%, 03/25/60(a)(c)(d)		2,421	1,783,794
Series 2021-E, Class A1, 1.74%, 12/25/60(a)(c)		13,257	11,711,738
Series 2021-E, Class A2, 2.69%, 12/25/60(a)(c)		1,770	1,494,108
Series 2021-E, Class B1, 3.73%, 12/25/60(a)(c)		1,068	888,575
Series 2021-E, Class B3, 3.91%, 12/25/60(a)(c)		637	427,230
Series 2021-E, Class M1, 2.94%, 12/25/60(a)(c)		698	566,476
Series 2021-E, Class SA, 0.00%, 12/25/60(a)(c)		11	5,068
Series 2021-E, Class XS, 0.00%, 12/25/60(a)(c)		9,803	391,366
Series 2021-F, Class A, 1.88%, 06/25/61(a)(b)		15,343	14,126,580
Series 2021-F, Class B, 3.75%, 06/25/61(a)(b)		1,945	1,766,476
Series 2021-F, Class C, 0.00%, 06/25/61(a)		3,631	3,224,333
Allegro CLO II-S Ltd.
Series 2014-1RA, Class A1, (3 mo. LIBOR US + 1.08%), 2.18%, 10/21/28(a)(c)		1,653	1,627,857
Series 2014-1RA, Class B, (3 mo. LIBOR US + 2.15%), 3.25%, 10/21/28(a)(c)		300	290,565
Series 2014-1RA, Class C, (3 mo. LIBOR US + 3.00%), 4.10%, 10/21/28(a)(c)		750	708,884
Allegro CLO IV Ltd., Series 2016-1A, Class BR2, (3 mo. LIBOR US + 1.55%), 2.59%, 01/15/30(a)(c)		350	336,197
Allegro CLO VI Ltd., Series 2017-2A, Class A, (3 mo. LIBOR US + 1.13%), 2.17%, 01/17/31(a)(c)		1,000	979,843
Allegro CLO XI Ltd.
Series 2019-2A, Class A2A, (3 mo. LIBOR US + 1.85%), 2.89%, 01/19/33(a)(c)		250	244,207
Series 2019-2A, Class C, (3 mo. LIBOR US + 3.00%), 4.04%, 01/19/33(a)(c)		250	240,486
ALM Ltd.
Series 2020-1A, Class A2, (3 mo. LIBOR US + 1.85%), 2.89%, 10/15/29(a)(c)		250	243,753
Series 2020-1A, Class B, (3 mo. LIBOR US + 2.00%), 3.04%, 10/15/29(a)(c)		350	336,008
American Express Credit Account Master Trust, Series 2017-5, Class A, (1 mo. LIBOR US + 0.38%), 1.70%, 02/18/25(c)		9,000	8,997,617
AMMC CLO XIII Ltd., Series 2013-13A, Class A1R2, (3 mo. LIBOR US + 1.05%), 2.23%, 07/24/29(a)(c)		996	985,292
AMSR Trust
Series 2020-SFR4, Class F, 2.86%, 11/17/37(a)		4,000	3,657,028
Series 2021-SFR1, Class F, 3.60%, 06/17/38(a)(c)		2,872	2,415,856
Series 2021-SFR2, Class F1, 3.28%, 08/17/38(a)		3,756	3,304,302
Anchorage Capital CLO 16 Ltd., Series 2020-16A, Class A1R, (3 mo. LIBOR US + 1.20%), 2.24%, 01/19/35(a)(c)		380	364,981
Anchorage Capital CLO 3-R Ltd.
Series 2014-3RA, Class A, (3 mo. LIBOR US + 1.05%), 2.29%, 01/28/31(a)(c)		1,247	1,227,666

Schedule of Investments (unaudited)  (continued)
June 30, 2022
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Anchorage Capital CLO 3-R Ltd.
Series 2014-3RA, Class B, (3 mo. LIBOR US + 1.50%), 2.74%, 01/28/31(a)(c)	USD	1,250	$ 1,198,229
Series 2014-3RA, Class C, (3 mo. LIBOR US + 1.85%), 3.09%, 01/28/31(a)(c)		500	474,831
Anchorage Capital CLO 4-R Ltd.
Series 2014-4RA, Class A, (3 mo. LIBOR US + 1.05%), 2.29%, 01/28/31(a)(c)		2,550	2,511,070
Series 2014-4RA, Class C, (3 mo. LIBOR US + 1.85%), 3.09%, 01/28/31(a)(c)		1,500	1,425,223
Series 2014-4RA, Class D, (3 mo. LIBOR US + 2.60%), 3.84%, 01/28/31(a)(c)		750	674,042
Anchorage Capital CLO 5-R Ltd.
Series 2014-5RA, Class B, (3 mo. LIBOR US + 1.45%), 2.49%, 01/15/30(a)(c)		2,070	2,011,611
Series 2014-5RA, Class C, (3 mo. LIBOR US + 1.85%), 2.89%, 01/15/30(a)(c)		3,500	3,384,624
Series 2014-5RA, Class E, (3 mo. LIBOR US + 5.40%), 6.44%, 01/15/30(a)(c)		1,000	916,546
Anchorage Capital CLO 7 Ltd.
Series 2015-7A, Class AR2, (3 mo. LIBOR US + 1.09%), 2.33%, 01/28/31(a)(c)		750	738,478
Series 2015-7A, Class BR2, (3 mo. LIBOR US + 1.75%), 2.99%, 01/28/31(a)(c)		1,500	1,442,796
Series 2015-7A, Class CR2, (3 mo. LIBOR US + 2.20%), 3.44%, 01/28/31(a)(c)		625	597,434
Series 2015-7A, Class D1R2, (3 mo. LIBOR US + 3.50%), 4.74%, 01/28/31(a)(c)		1,000	943,565
Anchorage Capital CLO 8 Ltd.
Series 2016-8A, Class AR2A, (3 mo. LIBOR US + 1.20%), 2.43%, 10/27/34(a)(c)		5,000	4,807,794
Series 2016-8A, Class BR2, (3 mo. LIBOR US + 1.80%), 3.03%, 10/27/34(a)(c)		1,000	961,237
Series 2016-8A, Class CR2, (3 mo. LIBOR US + 2.40%), 3.63%, 10/27/34(a)(c)		1,000	933,153
Anchorage Capital CLO Ltd.
Series 2013-1A, Class A1R, (3 mo. LIBOR US + 1.25%), 2.27%, 10/13/30(a)(c)		330	326,064
Series 2013-1A, Class BR, (3 mo. LIBOR US + 2.15%), 3.17%, 10/13/30(a)(c)		500	483,767
Series 2013-1A, Class DR, (3 mo. LIBOR US + 6.80%), 7.82%, 10/13/30(a)(c)		1,000	915,386
Series 2018-10A, Class A2, (3 mo. LIBOR US + 1.50%), 2.54%, 10/15/31(a)(c)		450	440,352
Apidos CLO XII, Series 2013-12A, Class AR, (3 mo. LIBOR US + 1.08%), 2.12%, 04/15/31(a)(c)		1,387	1,360,492
Apidos CLO XV, Series 2013-15A, Class A1RR, (3 mo. LIBOR US + 1.01%), 2.07%, 04/20/31(a)(c)		1,000	979,491
Apidos CLO XX, Series 2015-20A, Class A1RA, (3 mo. LIBOR US + 1.10%), 2.14%, 07/16/31(a)(c)		360	352,628
Apidos CLO XXVI, Series 2017-26A, Class BR, (3 mo. LIBOR US + 1.95%), 2.99%, 07/18/29(a)(c)		2,830	2,703,261
Apidos CLO XXX, Series XXXA, Class A1A, (3 mo. LIBOR US + 1.14%), 2.18%, 10/18/31(a)(c)		400	392,420
Apidos CLO XXXIX, Series 2022-39A, Class A1, (3 mo. CME Term SOFR + 1.30%), 2.04%, 04/21/35(a)(c)		5,000	4,821,430
Security		Par (000)	Value
Asset-Backed Securities (continued)
Apidos CLO XXXVI, Series 2021-36A, Class B, (3 mo. LIBOR US + 1.60%), 2.66%, 07/20/34(a)(c)	USD	250	$ 235,596
Apidos CLO XXXVII, Series 2021-37A, Class A, (3 mo. LIBOR US + 1.13%), 2.27%, 10/22/34(a)(c)		1,780	1,720,593
Apidos CLO XXXVIII, Series 2021-38A, Class E2, (3 mo. LIBOR US + 7.75%), 7.99%, 01/21/34(a)(c)		1,250	1,177,898
Apollo Credit Funding IV Ltd., Series 4A, Class A2R, (3 mo. LIBOR US + 1.60%), 2.64%, 07/15/30(a)(c)		500	481,592
Aqua Finance Trust
Series 2021-A, Class A, 1.54%, 07/17/46(a)		354	327,284
Series 2021-A, Class B, 2.40%, 07/17/46(a)		5,500	4,700,158
Arbor Realty Commercial Real Estate Notes Ltd., Series 2022-FL2, Class A, (1 mo. CME Term SOFR + 1.85%), 3.13%, 05/15/37(a)(c)		4,540	4,449,470
Ares L CLO Ltd., Series 2018-50A, Class BR, (3 mo. LIBOR US + 1.60%), 2.64%, 01/15/32(a)(c)		1,000	954,856
Ares LIX CLO Ltd., Series 2021-59A, Class A, (3 mo. LIBOR US + 1.03%), 2.21%, 04/25/34(a)(c)		250	237,865
Ares LVI CLO Ltd.
Series 2020-56A, Class AR, (3 mo. LIBOR US + 1.16%), 2.34%, 10/25/34(a)(c)		2,130	2,059,183
Series 2020-56A, Class ER, (3 mo. LIBOR US + 6.50%), 7.68%, 10/25/34(a)(c)		250	228,543
Ares XLI CLO Ltd., Series 2016-41A, Class BR, (3 mo. LIBOR US + 1.45%), 2.49%, 04/15/34(a)(c)		2,500	2,327,534
Ares XLVIII CLO Ltd., Series 2018-48A, Class B, (3 mo. LIBOR US + 1.58%), 2.64%, 07/20/30(a)(c)		680	645,095
Ares XXXIIR CLO Ltd., Series 2014-32RA, Class A1A, (3 mo. LIBOR US + 0.94%), 2.35%, 05/15/30(a)(c)		750	731,682
Ares XXXVII CLO Ltd., Series 2015-4A, Class A1R, (3 mo. LIBOR US + 1.17%), 2.21%, 10/15/30(a)(c)		600	591,638
Argent Mortgage Loan Trust, Series 2005-W1, Class A2, (1 mo. LIBOR US + 0.48%), 2.10%, 05/25/35(c)		47	40,943
ARM Master Trust LLC Agricultural Loan Backed Notes, Series 2021-T1, Class A, 2.43%, 11/15/27(a)		138	128,702
Asset Backed Securities Corp. Home Equity Loan Trust OOMC, Series 2005-HE6, Class M6, (1 mo. LIBOR US + 1.11%), 2.73%, 07/25/35(c)		914	797,780
ASSURANT CLO I Ltd.
Series 2017-1A, Class BR, (3 mo. LIBOR US + 1.70%), 2.76%, 10/20/34(a)(c)		1,400	1,327,013
Series 2017-1A, Class CR, (3 mo. LIBOR US + 2.15%), 3.21%, 10/20/34(a)(c)		250	232,267
ASSURANT CLO Ltd., Series 2018-2A, Class A, (3 mo. LIBOR US + 1.04%), 2.10%, 04/20/31(a)(c)		500	489,762
Atrium IX, Series 9A, Class AR2, (3 mo. LIBOR US + 0.99%), 2.59%, 05/28/30(a)(c)		1,825	1,792,205
Atrium XII, Series 12A, Class AR, (3 mo. LIBOR US + 0.83%), 1.97%, 04/22/27(a)(c)		847	835,843

Schedule of Investments (unaudited)  (continued)
June 30, 2022
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Atrium XIII
Series 13A, Class A1, (3 mo. LIBOR US + 1.18%), 2.36%, 11/21/30(a)(c)	USD	500	$ 489,555
Series 13A, Class B, (3 mo. LIBOR US + 1.50%), 2.68%, 11/21/30(a)(c)		1,250	1,200,278
Series 13A, Class C, (3 mo. LIBOR US + 1.80%), 2.98%, 11/21/30(a)(c)		1,610	1,526,632
Bain Capital Credit CLO Ltd.
Series 2017-1A, Class A1R, (3 mo. LIBOR US + 0.97%), 2.03%, 07/20/30(a)(c)		1,250	1,228,161
Series 2018-1A, Class A1, (3 mo. LIBOR US + 0.96%), 2.14%, 04/23/31(a)(c)		250	244,542
Series 2018-2A, Class A1, (3 mo. LIBOR US + 1.08%), 2.12%, 07/19/31(a)(c)		1,000	978,284
Series 2021-4A, Class A1, (3 mo. LIBOR US + 1.17%), 2.23%, 10/20/34(a)(c)		350	338,849
Ballyrock CLO Ltd., Series 2018-1A, Class A2, (3 mo. LIBOR US + 1.60%), 2.66%, 04/20/31(a)(c)		250	238,833
BankAmerica Manufactured Housing Contract Trust, Series 1997-2, Class B1, 7.07%, 02/10/22(c)		5,740	2,037,564
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class C, 5.17%, 09/17/31(a)		1,940	1,859,389
Barings CLO Ltd.
Series 2015-2A, Class AR, (3 mo. LIBOR US + 1.19%), 2.25%, 10/20/30(a)(c)		1,000	987,413
Series 2018-3A, Class A1, (3 mo. LIBOR US + 0.95%), 2.01%, 07/20/29(a)(c)		731	721,814
Series 2019-3A, Class A1R, (3 mo. LIBOR US + 1.07%), 2.13%, 04/20/31(a)(c)		1,170	1,140,424
Battalion CLO 18 Ltd.
Series 2020-18A, Class AR, (3 mo. LIBOR US + 1.20%), 2.24%, 10/15/36(a)(c)		500	478,460
Series 2020-18A, Class BR, (3 mo. LIBOR US + 1.75%), 2.79%, 10/15/36(a)(c)		1,000	930,634
Battalion CLO VIII Ltd., Series 2015-8A, Class A1R2, (3 mo. LIBOR US + 1.07%), 2.11%, 07/18/30(a)(c)		1,250	1,230,123
Battalion CLO X Ltd., Series 2016-10A, Class A1R2, (3 mo. LIBOR US + 1.17%), 2.35%, 01/25/35(a)(c)		3,230	3,124,153
Battalion CLO XII Ltd., Series 2018-12A, Class B2R, (3 mo. LIBOR US + 2.08%), 3.52%, 05/17/31(a)(c)		250	243,896
Battalion CLO XX Ltd., Series 2021-20A, Class A, (3 mo. LIBOR US + 1.18%), 2.22%, 07/15/34(a)(c)		3,000	2,873,209
Bayview Financial Mortgage Pass-Through Trust, Series 2006-A, Class B2, (1 mo. LIBOR US + 2.48%), 4.11%, 02/28/41(c)		5,459	5,229,772
Bayview Financial Revolving Asset Trust
Series 2005-A, Class A1, (1 mo. LIBOR US + 1.00%), 2.63%, 02/28/40(a)(c)		4,331	4,126,925
Series 2005-E, Class A1, (1 mo. LIBOR US + 1.00%), 2.63%, 12/28/40(a)(c)		1,961	1,944,805
Series 2005-E, Class A2A, (1 mo. LIBOR US + 0.93%), 2.56%, 12/28/40(a)(c)		1,607	1,642,937
BDS Ltd.
Series 2021-FL7, Class A, (1 mo. LIBOR US + 1.07%), 2.68%, 06/16/36(a)(c)		3,030	2,908,800
Security		Par (000)	Value
Asset-Backed Securities (continued)
BDS Ltd.
Series 2021-FL9, Class A, (1 mo. LIBOR US + 1.07%), 2.68%, 11/16/38(a)(c)	USD	1,870	$ 1,786,497
Series 2022-FL11, Class ATS, (1 mo. CME Term SOFR + 1.80%), 3.31%, 03/19/39(a)(c)		6,888	6,818,221
Bear Stearns Asset-Backed Securities I Trust
Series 2005-HE8, Class M3, (1 mo. LIBOR US + 1.95%), 3.57%, 08/25/35(c)		4,326	4,147,713
Series 2006-HE7, Class 1A2, (1 mo. LIBOR US + 0.34%), 1.96%, 09/25/36(c)		152	146,663
Series 2007-HE2, Class 1A4, (1 mo. LIBOR US + 0.32%), 1.94%, 03/25/37(c)		918	850,482
Series 2007-HE2, Class 23A, (1 mo. LIBOR US + 0.14%), 1.76%, 03/25/37(c)		61	57,683
Series 2007-HE3, Class 1A4, (1 mo. LIBOR US + 0.35%), 1.97%, 04/25/37(c)		309	298,326
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class A2R2, (3 mo. LIBOR US + 1.45%), 2.49%, 07/15/29(a)(c)		1,680	1,631,996
Benefit Street Partners CLO Ltd.
Series 2015-6BR, Class A, (3 mo. LIBOR US + 1.19%), 2.25%, 07/20/34(a)(c)		1,460	1,405,693
Series 2015-6BR, Class B, (3 mo. LIBOR US + 1.80%), 2.86%, 07/20/34(a)(c)		250	236,303
Benefit Street Partners CLO V-B Ltd., Series 2018-5BA, Class A1A, (3 mo. LIBOR US + 1.09%), 2.15%, 04/20/31(a)(c)		1,000	978,579
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class A1AR, (3 mo. LIBOR US + 1.10%), 2.16%, 01/20/31(a)(c)		1,900	1,861,918
Benefit Street Partners CLO XIX Ltd., Series 2019-19A, Class B, (3 mo. LIBOR US + 2.00%), 3.04%, 01/15/33(a)(c)		250	241,305
Betony CLO 2 Ltd., Series 2018-1A, Class A1, (3 mo. LIBOR US + 1.08%), 2.37%, 04/30/31(a)(c)		250	244,259
BHG Securitization Trust
Series 2021-A, Class A, 1.42%, 11/17/33(a)		214	200,738
Series 2021-A, Class B, 2.79%, 11/17/33(a)		3,714	3,347,948
Series 2021-B, Class C, 2.24%, 10/17/34(a)		5,380	4,630,508
Series 2021-B, Class D, 3.17%, 10/17/34(a)		145	123,645
Series 2022-A, Class C, 3.08%, 02/20/35(a)		8,542	7,615,850
Series 2022-A, Class D, 3.56%, 02/20/35(a)		975	861,702
Series 2022-A, Class E, 4.30%, 02/20/35(a)		700	619,083
Birch Grove CLO 2 Ltd.
Series 2021-2A, Class A1, (3 mo. LIBOR US + 1.26%), 2.30%, 10/19/34(a)(c)		320	308,743
Series 2021-2A, Class B, (3 mo. LIBOR US + 1.75%), 2.79%, 10/19/34(a)(c)		250	233,324
Birch Grove CLO Ltd.
Series 19A, Class BR, (3 mo. LIBOR US + 1.75%), 3.58%, 06/15/31(a)(c)		1,000	956,327
Series 19A, Class DR, (3 mo. LIBOR US + 3.35%), 5.18%, 06/15/31(a)(c)		500	472,124
Series 2021-3A, Class D1, (3 mo. LIBOR US + 3.20%), 3.40%, 01/19/35(a)(c)		750	708,571
BlueMountain CLO Ltd.
Series 2013-2A, Class A1R, (3 mo. LIBOR US + 1.18%), 2.32%, 10/22/30(a)(c)		2,501	2,471,481
Series 2013-2A, Class BR, (3 mo. LIBOR US + 1.60%), 2.74%, 10/22/30(a)(c)		1,250	1,199,448

Schedule of Investments (unaudited)  (continued)
June 30, 2022
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
BlueMountain CLO Ltd.
Series 2018-2A, Class B, (3 mo. LIBOR US + 1.70%), 3.11%, 08/15/31(a)(c)	USD	700	$ 669,318
BlueMountain CLO XXIII Ltd.
Series 2018-23A, Class A1, (3 mo. LIBOR US + 1.15%), 2.21%, 10/20/31(a)(c)		250	245,101
Series 2018-23A, Class B, (3 mo. LIBOR US + 1.70%), 2.76%, 10/20/31(a)(c)		750	714,977
Series 2018-23A, Class C, (3 mo. LIBOR US + 2.15%), 3.21%, 10/20/31(a)(c)		950	901,910
BlueMountain CLO XXIX Ltd., Series 2020-29A, Class BR, (3 mo. LIBOR US + 1.75%), 2.93%, 07/25/34(a)(c)		420	394,181
BlueMountain CLO XXVIII Ltd., Series 2021-28A, Class A, (3 mo. LIBOR US + 1.26%), 2.30%, 04/15/34(a)(c)		250	242,746
BlueMountain Fuji U.S. CLO III Ltd., Series 2017-3A, Class B, (3 mo. LIBOR US + 1.38%), 2.42%, 01/15/30(a)(c)		550	522,291
BPCRE Ltd., Series 2022-FL2, Class A, (1 mo. CME Term SOFR + 2.40%), 3.91%, 01/18/37(a)(c)		2,763	2,720,962
Brex Commercial Charge Card Master Trust, Series 2021-1, Class A, 2.09%, 07/15/24(a)		1,070	1,049,366
Bridge Street CLO II Ltd., Series 2021-1A, Class A1A, (3 mo. LIBOR US + 1.23%), 2.29%, 07/20/34(a)(c)		250	241,971
Bristol Park CLO Ltd.
Series 2016-1A, Class BR, (3 mo. LIBOR US + 1.45%), 2.49%, 04/15/29(a)(c)		350	334,045
Series 2016-1A, Class DR, (3 mo. LIBOR US + 2.95%), 3.99%, 04/15/29(a)(c)		250	237,137
Burnham Park CLO Ltd.
Series 2016-1A, Class AR, (3 mo. LIBOR US + 1.15%), 2.21%, 10/20/29(a)(c)		3,929	3,884,756
Series 2016-1A, Class BR, (3 mo. LIBOR US + 1.50%), 2.56%, 10/20/29(a)(c)		500	478,798
Series 2016-1A, Class DR, (3 mo. LIBOR US + 2.85%), 3.91%, 10/20/29(a)(c)		250	228,979
Carbone CLO Ltd., Series 2017-1A, Class A1, (3 mo. LIBOR US + 1.14%), 2.20%, 01/20/31(a)(c)		250	244,974
Carlyle C17 CLO Ltd., Series C17A, Class A1AR, (3 mo. LIBOR US + 1.03%), 2.32%, 04/30/31(a)(c)		2,350	2,305,474
Carlyle Global Market Strategies CLO Ltd.
Series 2014-1A, Class A1R2, (3 mo. LIBOR US + 0.97%), 2.01%, 04/17/31(a)(c)		3,754	3,669,180
Series 2014-3RA, Class A1B, (3 mo. LIBOR US + 1.30%), 2.53%, 07/27/31(a)(c)		1,000	974,267
Series 2015-4A, Class SBB1, (3 mo. LIBOR US + 8.50%), 9.56%, 07/20/32(a)(c)		11	9,853
Carlyle U.S. CLO Ltd.
Series 2018-4A, Class B, (3 mo. LIBOR US + 2.07%), 3.13%, 01/20/31(a)(c)		2,430	2,301,932
Series 2021-10A, Class A, (3 mo. LIBOR US + 1.15%), 2.21%, 10/20/34(a)(c)		4,360	4,211,830
Series 2021-1A, Class A1, (3 mo. LIBOR US + 1.14%), 2.18%, 04/15/34(a)(c)		250	240,103
Carrington Mortgage Loan Trust
Series 2006-FRE2, Class A4, (1 mo. LIBOR US + 0.25%), 1.87%, 10/25/36(c)		1,558	1,294,671
Security		Par (000)	Value
Asset-Backed Securities (continued)
Carrington Mortgage Loan Trust
Series 2006-NC4, Class A3, (1 mo. LIBOR US + 0.16%), 1.78%, 10/25/36(c)	USD	36	$ 34,596
Series 2007-FRE1, Class A3, (1 mo. LIBOR US + 0.26%), 1.88%, 02/25/37(c)		5,122	4,768,549
CarVal CLO VC Ltd.
Series 2021-2A, Class D, (3 mo. LIBOR US + 3.25%), 3.46%, 10/15/34(a)(c)		1,000	942,508
Series 2021-2A, Class E, (3 mo. LIBOR US + 6.75%), 6.96%, 10/15/34(a)(c)		1,250	1,141,109
Cascade MH Asset Trust, Series 2019-MH1, Class A, 4.00%, 11/25/44(a)(c)		6,064	5,757,722
CBAM Ltd.
Series 2017-1A, Class A1, (3 mo. LIBOR US + 1.25%), 2.31%, 07/20/30(a)(c)		1,500	1,482,270
Series 2018-6A, Class B1R, (3 mo. CME Term SOFR + 2.36%), 3.21%, 01/15/31(a)(c)		1,000	962,931
Series 2018-7A, Class B1, (3 mo. LIBOR US + 1.60%), 2.66%, 07/20/31(a)(c)		500	474,284
Cedar Funding II CLO Ltd.
Series 2013-1A, Class ARR, (3 mo. LIBOR US + 1.08%), 2.14%, 04/20/34(a)(c)		750	721,092
Series 2013-1A, Class BRR, (3 mo. LIBOR US + 1.35%), 2.41%, 04/20/34(a)(c)		500	462,221
Cedar Funding IX CLO Ltd., Series 2018-9A, Class A1, (3 mo. LIBOR US + 0.98%), 2.04%, 04/20/31(a)(c)		1,400	1,366,999
Cedar Funding V CLO Ltd., Series 2016-5A, Class A1R, (3 mo. LIBOR US + 1.10%), 2.14%, 07/17/31(a)(c)		2,000	1,959,258
Cedar Funding VI CLO Ltd., Series 2016-6A, Class ARR, (3 mo. LIBOR US + 1.05%), 2.11%, 04/20/34(a)(c)		500	479,587
Cedar Funding VII CLO Ltd.
Series 2018-7A, Class A1, (3 mo. LIBOR US + 1.00%), 2.06%, 01/20/31(a)(c)		350	342,556
Series 2018-7A, Class A2, (3 mo. LIBOR US + 1.13%), 2.19%, 01/20/31(a)(c)		250	241,396
Cedar Funding VIII CLO Ltd., Series 2017-8A, Class A1R, (3 mo. LIBOR US + 1.15%), 2.19%, 10/17/34(a)(c)		2,750	2,653,632
Cedar Funding XI CLO Ltd.
Series 2019-11A, Class A1R, (3 mo. LIBOR US + 1.05%), 2.65%, 05/29/32(a)(c)		1,000	975,389
Series 2019-11A, Class A2R, (3 mo. LIBOR US + 1.35%), 2.95%, 05/29/32(a)(c)		250	239,682
Cedar Funding XIV CLO Ltd., Series 2021-14A, Class B, (3 mo. LIBOR US + 1.60%), 2.64%, 07/15/33(a)(c)		1,000	952,361
CIFC Funding Ltd.
Series 2013-1A, Class A2R, (3 mo. LIBOR US + 1.75%), 2.79%, 07/16/30(a)(c)		250	242,413
Series 2013-2A, Class A1L2, (3 mo. LIBOR US + 1.00%), 2.04%, 10/18/30(a)(c)		1,580	1,551,653
Series 2014-2RA, Class A1, (3 mo. LIBOR US + 1.05%), 2.23%, 04/24/30(a)(c)		250	246,256
Series 2014-3A, Class A1R2, (3 mo. LIBOR US + 1.20%), 2.34%, 10/22/31(a)(c)		3,500	3,430,287
Series 2014-5A, Class A1R2, (3 mo. LIBOR US + 1.20%), 2.24%, 10/17/31(a)(c)		5,250	5,152,185
Series 2015-1A, Class ARR, (3 mo. LIBOR US + 1.11%), 2.25%, 01/22/31(a)(c)		250	245,506

Schedule of Investments (unaudited)  (continued)
June 30, 2022
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
CIFC Funding Ltd.
Series 2017-5A, Class A1, (3 mo. LIBOR US + 1.18%), 2.22%, 11/16/30(a)(c)	USD	250	$ 246,350
Series 2018-1A, Class A, (3 mo. LIBOR US + 1.00%), 2.04%, 04/18/31(a)(c)		3,455	3,377,092
Series 2018-2A, Class A1, (3 mo. LIBOR US + 1.04%), 2.10%, 04/20/31(a)(c)		250	244,556
Series 2018-4A, Class A2, (3 mo. LIBOR US + 1.70%), 2.74%, 10/17/31(a)(c)		250	239,688
Series 2019-5A, Class A1R1, (3 mo. LIBOR US + 1.14%), 2.18%, 01/15/35(a)(c)		250	239,902
Series 2020-3A, Class A1R, (3 mo. LIBOR US + 1.13%), 2.19%, 10/20/34(a)(c)		7,000	6,767,150
Series 2021-4A, Class A, (3 mo. LIBOR US + 1.05%), 2.09%, 07/15/33(a)(c)		3,000	2,920,500
Series 2021-4A, Class B, (3 mo. LIBOR US + 1.58%), 2.62%, 07/15/33(a)(c)		2,500	2,388,079
Series 2021-4A, Class C, (3 mo. LIBOR US + 1.85%), 2.89%, 07/15/33(a)(c)		1,000	937,440
Series 2021-5A, Class A, (3 mo. LIBOR US + 1.14%), 2.18%, 07/15/34(a)(c)		1,700	1,637,859
Citibank Credit Card Issuance Trust, Series 2018-A2, Class A2, (1 mo. LIBOR US + 0.33%), 1.94%, 01/20/25(c)		8,000	8,006,334
Citigroup Mortgage Loan Trust
Series 2007-AHL2, Class A3B, (1 mo. LIBOR US + 0.20%), 1.82%, 05/25/37(c)		1,044	766,164
Series 2007-AHL2, Class A3C, (1 mo. LIBOR US + 0.27%), 1.89%, 05/25/37(c)		486	358,418
Series 2007-WFH2, Class M3, (1 mo. LIBOR US + 0.71%), 2.33%, 03/25/37(c)		5,000	4,639,534
Series 2007-WFH4, Class M3A, (1 mo. LIBOR US + 2.50%), 4.12%, 07/25/37(c)		1,000	1,000,635
Clear Creek CLO
Series 2015-1A, Class AR, (3 mo. LIBOR US + 1.20%), 2.26%, 10/20/30(a)(c)		250	245,995
Series 2015-1A, Class DR, (3 mo. LIBOR US + 2.95%), 4.01%, 10/20/30(a)(c)		330	307,097
Series 2015-1A, Class ER, (3 mo. LIBOR US + 6.30%), 7.36%, 10/20/30(a)(c)		1,000	853,698
College Ave Student Loans LLC
Series 2021-B, Class B, 2.42%, 06/25/52(a)		660	587,466
Series 2021-B, Class C, 2.72%, 06/25/52(a)		2,670	2,358,461
Series 2021-B, Class D, 3.78%, 06/25/52(a)		500	438,287
Series 2021-C, Class B, 2.72%, 07/26/55(a)		406	360,059
Series 2021-C, Class C, 3.06%, 07/26/55(a)		3,764	3,320,975
Series 2021-C, Class D, 4.11%, 07/26/55(a)		270	236,083
Conseco Finance Corp.
Series 1996-10, Class B1, 7.24%, 11/15/28(c)		55	53,239
Series 1998-4, Class M1, 6.83%, 04/01/30(c)		1,054	972,654
Series 1998-8, Class M1, 6.98%, 09/01/30(c)		918	876,885
Conseco Finance Securitizations Corp.
Series 2000-1, Class A5, 8.06%, 09/01/29(c)		2,165	546,531
Series 2000-4, Class A6, 8.31%, 05/01/32(c)		2,157	515,884
Cook Park CLO Ltd., Series 2018-1A, Class B, (3 mo. LIBOR US + 1.40%), 2.44%, 04/17/30(a)(c)		250	236,887
Countrywide Asset-Backed Certificates
Series 2005-16, Class 1AF, 4.50%, 04/25/36(c)		1,643	1,460,112
Series 2006-11, Class 3AV2, (1 mo. LIBOR US + 0.16%), 1.78%, 09/25/46(c)		2	1,856
Security		Par (000)	Value
Asset-Backed Securities (continued)
Countrywide Asset-Backed Certificates
Series 2006-12, Class 1A, (1 mo. LIBOR US + 0.26%), 1.88%, 12/25/36(c)	USD	201	$ 182,004
Countrywide Asset-Backed Certificates Revolving Home Equity Loan Trust, Series 2004-U, Class 2A, (1 mo. LIBOR US + 0.27%), 1.59%, 03/15/34(c)		15	14,241
Credit Suisse Mortgage Trust, Series 2021-JR1, Class A1, 2.47%, 09/27/66(a)(c)		7,030	6,663,592
Credit-Based Asset Servicing & Securitization LLC
Series 2006-CB2, Class AF4, 3.01%, 12/25/36(b)		17	14,392
Series 2006-MH1, Class B1, 6.25%, 10/25/36(a)(b)		2,352	2,266,890
Series 2006-SL1, Class A3, (1 mo. LIBOR US + 0.44%), 2.06%, 09/25/36(a)(c)		5,714	284,534
CWHEQ Revolving Home Equity Loan Resuritization Trust
Series 2006-RES, Class 4Q1B, (1 mo. LIBOR US + 0.30%), 1.62%, 12/15/33(a)(c)		15	14,964
Series 2006-RES, Class 5B1B, (1 mo. LIBOR US + 0.19%), 1.51%, 05/15/35(a)(c)		3	3,296
CWHEQ Revolving Home Equity Loan Trust, Series 2006-C, Class 2A, (1 mo. LIBOR US + 0.18%), 1.50%, 05/15/36(c)		1,060	1,005,994
Deer Creek CLO Ltd.
Series 2017-1A, Class A, (3 mo. LIBOR US + 1.18%), 2.24%, 10/20/30(a)(c)		1,000	983,748
Series 2017-1A, Class B, (3 mo. LIBOR US + 1.65%), 2.71%, 10/20/30(a)(c)		750	717,649
Dewolf Park CLO Ltd.
Series 2017-1A, Class AR, (3 mo. LIBOR US + 0.92%), 1.96%, 10/15/30(a)(c)		8,000	7,836,228
Series 2017-1A, Class CR, (3 mo. LIBOR US + 1.85%), 2.89%, 10/15/30(a)(c)		500	474,592
Diameter Capital CLO 1 Ltd., Series 2021-1A, Class A1A, (3 mo. LIBOR US + 1.24%), 2.28%, 07/15/36(a)(c)		1,030	997,368
Diameter Capital CLO 2 Ltd.
Series 2021-2A, Class A1, (3 mo. LIBOR US + 1.22%), 2.26%, 10/15/36(a)(c)		250	241,607
Series 2021-2A, Class A2, (3 mo. LIBOR US + 1.75%), 2.79%, 10/15/36(a)(c)		500	471,891
Diameter Capital CLO 3 Ltd., Series 2022-3A, Class A1A, (3 mo. CME Term SOFR + 1.39%), 1.69%, 04/15/37(a)(c)		470	453,659
Dryden 37 Senior Loan Fund, Series 2015-37A, Class AR, (3 mo. LIBOR US + 1.10%), 2.14%, 01/15/31(a)(c)		1,250	1,227,997
Dryden 40 Senior Loan Fund, Series 2015-40A, Class CR, (3 mo. LIBOR US + 2.10%), 3.51%, 08/15/31(a)(c)		1,200	1,134,264
Dryden 42 Senior Loan Fund, Series 2016-42A, Class CR, (3 mo. LIBOR US + 2.05%), 3.09%, 07/15/30(a)(c)		250	237,261
Dryden 43 Senior Loan Fund, Series 2016-43A, Class AR2, (3 mo. LIBOR US + 1.04%), 2.10%, 04/20/34(a)(c)		1,620	1,549,412
Dryden 45 Senior Loan Fund, Series 2016-45A, Class BR, (3 mo. LIBOR US + 1.70%), 2.74%, 10/15/30(a)(c)		7,240	6,914,618

Schedule of Investments (unaudited)  (continued)
June 30, 2022
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Dryden 49 Senior Loan Fund, Series 2017-49A, Class AR, (3 mo. LIBOR US + 0.95%), 1.99%, 07/18/30(a)(c)	USD	1,000	$ 981,551
Dryden 53 CLO Ltd., Series 2017-53A, Class A, (3 mo. LIBOR US + 1.12%), 2.16%, 01/15/31(a)(c)		2,000	1,963,950
Dryden 58 CLO Ltd., Series 2018-58A, Class B, (3 mo. LIBOR US + 1.50%), 2.54%, 07/17/31(a)(c)		250	236,582
Dryden 60 CLO Ltd., Series 2018-60A, Class A, (3 mo. LIBOR US + 1.05%), 2.09%, 07/15/31(a)(c)		250	244,589
Dryden 65 CLO Ltd., Series 2018-65A, Class B, (3 mo. LIBOR US + 1.60%), 2.64%, 07/18/30(a)(c)		500	474,395
Dryden 77 CLO Ltd.
Series 2020-77A, Class AR, (3 mo. LIBOR US + 1.12%), 2.60%, 05/20/34(a)(c)		2,000	1,934,307
Series 2020-77A, Class XR, (3 mo. LIBOR US + 1.00%), 2.48%, 05/20/34(a)(c)		250	249,713
Dryden 78 CLO Ltd., Series 2020-78A, Class B, (3 mo. LIBOR US + 1.50%), 2.54%, 04/17/33(a)(c)		250	232,053
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A1LR, (3 mo. LIBOR US + 1.20%), 2.61%, 08/15/30(a)(c)		1,247	1,230,371
Eaton Vance CLO Ltd.
Series 2014-1RA, Class A2, (3 mo. LIBOR US + 1.49%), 2.53%, 07/15/30(a)(c)		250	241,525
Series 2018-1A, Class A2, (3 mo. LIBOR US + 1.45%), 2.49%, 10/15/30(a)(c)		250	243,910
EDvestinU Private Education Loan Issue No. 1 LLC, Series 2019-A, Class A, 3.58%, 11/25/38(a)		1,014	974,304
EDvestinU Private Education Loan Issue No. 3 LLC
Series 2021-A, Class A, 1.80%, 11/25/45(a)		304	270,134
Series 2021-A, Class B, 3.50%, 11/25/50(a)		1,200	1,015,203
Elmwood CLO 15 Ltd.
Series 2022-2A, Class A1, (3 mo. CME Term SOFR + 1.34%), 1.98%, 04/22/35(a)(c)		10,590	10,235,178
Series 2022-2A, Class D, (3 mo. CME Term SOFR + 3.67%), 4.31%, 04/22/35(a)(c)		1,625	1,497,784
Elmwood CLO I Ltd., Series 2019-1A, Class AR, (3 mo. LIBOR US + 1.45%), 2.51%, 10/20/33(a)(c)		250	245,490
Elmwood CLO II Ltd., Series 2019-2A, Class AR, (3 mo. LIBOR US + 1.15%), 2.21%, 04/20/34(a)(c)		2,250	2,175,483
Elmwood CLO IV Ltd., Series 2020-1A, Class A, (3 mo. LIBOR US + 1.24%), 2.28%, 04/15/33(a)(c)		500	487,890
Elmwood CLO X Ltd., Series 2021-3A, Class C, (3 mo. LIBOR US + 1.95%), 3.01%, 10/20/34(a)(c)		6,300	5,918,980
Elmwood CLO XII Ltd., Series 2021-5A, Class A, (3 mo. LIBOR US + 1.15%), 2.21%, 01/20/35(a)(c)		960	927,414
FBR Securitization Trust, Series 2005-5, Class M2, (1 mo. LIBOR US + 0.71%), 2.33%, 11/25/35(c)		2,893	2,821,493
Security		Par (000)	Value
Asset-Backed Securities (continued)
Fillmore Park CLO Ltd., Series 2018-1A, Class A2, (3 mo. LIBOR US + 1.34%), 2.38%, 07/15/30(a)(c)	USD	250	$ 240,624
First Franklin Mortgage Loan Trust
Series 2006-FF16, Class 2A3, (1 mo. LIBOR US + 0.28%), 1.90%, 12/25/36(c)		500	239,773
Series 2006-FF17, Class A5, (1 mo. LIBOR US + 0.15%), 1.77%, 12/25/36(c)		1,761	1,654,762
FirstKey Homes Trust
Series 2020-SFR1, Class G, 4.78%, 08/17/37(a)		3,650	3,403,264
Series 2021-SFR1, Class F1, 3.24%, 08/17/38(a)		4,464	3,889,026
Series 2021-SFR2, Class F1, 2.91%, 09/17/38(a)		5,500	4,722,671
Series 2022-SFR1, Class E1, 5.00%, 05/17/39(a)		4,000	3,720,753
Series 2022-SFR2, Class E1, 4.50%, 07/17/39(a)		2,681	2,390,918
Flatiron CLO 18 Ltd., Series 2018-1A, Class A, (3 mo. CME Term SOFR + 1.21%), 1.99%, 04/17/31(a)(c)		1,250	1,229,281
Flatiron CLO 19 Ltd.
Series 2019-1A, Class AR, (3 mo. LIBOR US + 1.08%), 2.49%, 11/16/34(a)(c)		500	484,667
Series 2019-1A, Class DR, (3 mo. LIBOR US + 3.00%), 4.41%, 11/16/34(a)(c)		900	834,203
Foundation Finance Trust, Series 2021-2A, Class A, 2.19%, 01/15/42(a)		2,797	2,624,997
Fremont Home Loan Trust, Series 2006-3, Class 1A1, (1 mo. LIBOR US + 0.28%), 1.90%, 02/25/37(c)		2,226	1,743,984
FS Rialto Issuer Ltd.
Series 2021-FL2, Class A, (1 mo. LIBOR US + 1.22%), 2.73%, 05/16/38(a)(c)		3,820	3,736,707
Series 2021-FL3, Class A, (1 mo. LIBOR US + 1.25%), 2.76%, 11/16/36(a)(c)		2,205	2,105,527
Series 2022-FL4, Class A, (SOFR (30-day) + 1.90%), 2.69%, 01/19/39(a)(c)		12,331	12,090,894
Series 2022-FL5, Class A, (1 mo. CME Term SOFR + 2.30%), 3.20%, 06/19/37(a)(c)		5,456	5,355,676
Galaxy XIX CLO Ltd., Series 2015-19A, Class A1RR, (3 mo. LIBOR US + 0.95%), 2.13%, 07/24/30(a)(c)		500	491,074
Galaxy XX CLO Ltd., Series 2015-20A, Class AR, (3 mo. LIBOR US + 1.00%), 2.06%, 04/20/31(a)(c)		3,000	2,933,784
Galaxy XXII CLO Ltd., Series 2016-22A, Class ARR, (3 mo. LIBOR US + 1.20%), 2.24%, 04/16/34(a)(c)		1,000	967,164
Galaxy XXVII CLO Ltd., Series 2018-27A, Class A, (3 mo. LIBOR US + 1.02%), 2.43%, 05/16/31(a)(c)		2,330	2,281,123
Generate CLO 2 Ltd.
Series 2A, Class AR, (3 mo. LIBOR US + 1.15%), 2.29%, 01/22/31(a)(c)		1,220	1,199,418
Series 2A, Class BR, (3 mo. LIBOR US + 1.45%), 2.59%, 01/22/31(a)(c)		250	237,629
Series 2A, Class ER, (3 mo. LIBOR US + 5.65%), 6.79%, 01/22/31(a)(c)		1,000	870,391
Generate CLO 3 Ltd., Series 3A, Class AR, (3 mo. LIBOR US + 1.25%), 2.31%, 10/20/29(a)(c)		988	977,536

Schedule of Investments (unaudited)  (continued)
June 30, 2022
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Generate CLO 6 Ltd.
Series 6A, Class A1R, (3 mo. LIBOR US + 1.20%), 2.34%, 01/22/35(a)(c)	USD	250	$ 241,063
Series 6A, Class CR, (3 mo. LIBOR US + 2.45%), 3.59%, 01/22/35(a)(c)		4,330	4,021,008
Series 6A, Class DR, (3 mo. LIBOR US + 3.50%), 4.64%, 01/22/35(a)(c)		4,500	4,190,663
Generate CLO 7 Ltd., Series 7A, Class A1, (3 mo. LIBOR US + 1.37%), 2.51%, 01/22/33(a)(c)		250	244,379
Gilbert Park CLO Ltd., Series 2017-1A, Class A, (3 mo. LIBOR US + 1.19%), 2.23%, 10/15/30(a)(c)		250	246,080
GMACM Home Equity Loan Trust, Series 2006-HE1, Class A, (1 mo. LIBOR US + 0.32%), 1.94%, 11/25/36(c)		15	20,509
GoldenTree Loan Management U.S. CLO 1 Ltd.
Series 2017-1A, Class A1R2, (3 mo. LIBOR US + 1.02%), 2.08%, 04/20/34(a)(c)		250	238,753
Series 2021-11A, Class A, (3 mo. LIBOR US + 1.13%), 2.19%, 10/20/34(a)(c)		5,530	5,340,662
Series 2021-11A, Class E, (3 mo. LIBOR US + 5.35%), 6.41%, 10/20/34(a)(c)		1,750	1,542,052
Series 2021-11A, Class EJ, (3 mo. LIBOR US + 7.75%), 8.81%, 10/20/34(a)(c)		1,000	954,637
Series 2021-9A, Class E, (3 mo. LIBOR US + 4.75%), 5.81%, 01/20/33(a)(c)		1,000	813,560
GoldenTree Loan Management U.S. CLO 10 Ltd., Series 2021-10A, Class A, (3 mo. LIBOR US + 1.10%), 2.16%, 07/20/34(a)(c)		250	241,797
GoldenTree Loan Management U.S. CLO 3 Ltd., Series 2018-3A, Class AJ, (3 mo. LIBOR US + 1.30%), 2.36%, 04/20/30(a)(c)		850	813,251
GoldenTree Loan Opportunities IX Ltd.
Series 2014-9A, Class AR2, (3 mo. LIBOR US + 1.11%), 2.35%, 10/29/29(a)(c)		874	863,427
Series 2014-9A, Class BR2, (3 mo. LIBOR US + 1.60%), 2.84%, 10/29/29(a)(c)		250	242,091
Series 2014-9A, Class ER2, (3 mo. LIBOR US + 5.66%), 6.90%, 10/29/29(a)(c)		750	676,551
GoldenTree Loan Opportunities XI Ltd., Series 2015-11A, Class AR2, (3 mo. LIBOR US + 1.07%), 2.11%, 01/18/31(a)(c)		500	491,078
Goldman Home Improvement Trust, Series 2021-GRN2, Class B, 1.97%, 06/25/51(a)		2,476	2,216,228
Golub Capital Partners CLO Ltd.
Series 2021-53A, Class E, (3 mo. LIBOR US + 6.70%), 7.76%, 07/20/34(a)(c)		250	213,257
Series 2021-55A, Class A, (3 mo. LIBOR US + 1.20%), 2.26%, 07/20/34(a)(c)		330	319,666
Series 2021-58A, Class A1, (3 mo. LIBOR US + 1.18%), 1.42%, 01/25/35(a)(c)		1,780	1,707,790
GoodLeap Sustainable Home Solutions Trust, Series 2021-5CS, Class A, 2.31%, 10/20/48(a)		3,939	3,419,651
Gracie Point International Funding, Series 2021-1A, Class A, (1 mo. LIBOR US + 0.75%), 1.81%, 11/01/23(a)(c)		4,648	4,621,025
Greywolf CLO III Ltd., Series 2020-3RA, Class A1R, (3 mo. CME Term SOFR + 1.55%), 2.46%, 04/15/33(a)(c)		500	488,872
GSAA Home Equity Trust
Series 2005-14, Class 1A2, (1 mo. LIBOR US + 0.70%), 2.32%, 12/25/35(c)		282	132,034
Security		Par (000)	Value
Asset-Backed Securities (continued)
GSAA Home Equity Trust
Series 2006-4, Class 1A1, 2.94%, 03/25/36(c)	USD	755	$ 570,753
Series 2007-2, Class AF3, 5.92%, 03/25/37(c)		25	5,822
GSAMP Trust
Series 2007-H1, Class A1B, (1 mo. LIBOR US + 0.20%), 1.82%, 01/25/47(c)		11	6,115
Series 2007-HS1, Class M5, (1 mo. LIBOR US + 3.38%), 5.00%, 02/25/47(c)		3,566	3,587,311
Series 2007-HS1, Class M7, (1 mo. LIBOR US + 3.38%), 5.00%, 02/25/47(c)		3,000	2,573,749
Gulf Stream Meridian 1 Ltd.
Series 2020-IA, Class A1, (3 mo. LIBOR US + 1.37%), 2.41%, 04/15/33(a)(c)		250	242,894
Series 2020-IA, Class B, (3 mo. LIBOR US + 2.00%), 3.04%, 04/15/33(a)(c)		250	240,575
Gulf Stream Meridian 3 Ltd., Series 2021-IIIA, Class A1, (3 mo. LIBOR US + 1.32%), 2.36%, 04/15/34(a)(c)		250	241,735
Gulf Stream Meridian 4 Ltd.
Series 2021-4A, Class A1, (3 mo. LIBOR US + 1.20%), 2.24%, 07/15/34(a)(c)		9,250	8,968,017
Series 2021-4A, Class A2, (3 mo. LIBOR US + 1.85%), 2.89%, 07/15/34(a)(c)		1,000	968,783
Gulf Stream Meridian 5 Ltd., Series 2021-5A, Class A2, (3 mo. LIBOR US + 1.80%), 2.84%, 07/15/34(a)(c)		650	630,507
Gulf Stream Meridian 7 Ltd., Series 2022-7A, Class A1, (3 mo. CME Term SOFR + 1.36%), 1.66%, 07/15/35(a)(c)		2,420	2,329,823
Highbridge Loan Management Ltd.
Series 12A-18, Class D, (3 mo. LIBOR US + 5.15%), 6.19%, 07/18/31(a)(c)		1,120	955,742
Series 3A-2014, Class A1R, (3 mo. LIBOR US + 1.18%), 2.22%, 07/18/29(a)(c)		350	345,662
Series 7A-2015, Class BR, (3 mo. LIBOR US + 1.18%), 2.59%, 03/15/27(a)(c)		250	245,490
Home Equity Asset Trust, Series 2006-3, Class M2, (1 mo. LIBOR US + 0.60%), 2.22%, 07/25/36(c)		280	252,901
Home Equity Mortgage Loan Asset-Backed Trust, Series 2004-A, Class M2, (1 mo. LIBOR US + 2.03%), 3.65%, 07/25/34(c)		18	17,930
Home Partners of America Trust, Series 2021-2, Class F, 3.80%, 12/17/26(a)		5,891	5,121,679
HPS Loan Management Ltd.
Series 10A-16, Class A1RR, (3 mo. LIBOR US + 1.14%), 2.20%, 04/20/34(a)(c)		7,260	7,035,691
Series 6A-2015, Class A1R, (3 mo. LIBOR US + 1.00%), 2.36%, 02/05/31(a)(c)		745	730,403
ICG U.S. CLO Ltd.
Series 2014-3A, Class A1RR, (3 mo. LIBOR US + 1.03%), 2.21%, 04/25/31(a)(c)		249	244,589
Series 2015-1A, Class A1R, (3 mo. LIBOR US + 1.14%), 2.18%, 10/19/28(a)(c)		892	882,407
Jamestown CLO XII Ltd., Series 2019-1A, Class A2, (3 mo. LIBOR US + 2.15%), 3.21%, 04/20/32(a)(c)		250	241,058
Jamestown CLO XV Ltd., Series 2020-15A, Class A, (3 mo. LIBOR US + 1.34%), 2.38%, 04/15/33(a)(c)		1,750	1,702,933
JPMorgan Mortgage Acquisition Trust, Series 2006-CH1, Class M7, (1 mo. LIBOR US + 0.80%), 2.42%, 07/25/36(c)		3,498	3,201,745

Schedule of Investments (unaudited)  (continued)
June 30, 2022
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Kapitus Asset Securitization LLC, Series 2022-1A, Class A, 3.38%, 07/10/28(a)	USD	3,913	$ 3,684,457
KeyCorp Student Loan Trust, Series 2004-A, Class 2D, (3 mo. LIBOR US + 1.25%), 2.48%, 07/28/42(c)		3,190	2,925,949
KKR CLO 10 Ltd., Series 10, Class BR, (3 mo. LIBOR US + 1.70%), 3.53%, 09/15/29(a)(c)		640	623,372
KKR CLO 17 Ltd., Series 17, Class AR, (3 mo. LIBOR US + 1.08%), 2.12%, 04/15/34(a)(c)		500	481,260
KKR CLO 23 Ltd., Series 23, Class E, (3 mo. LIBOR US + 6.00%), 7.06%, 10/20/31(a)(c)		500	441,040
LCM 26 Ltd., Series 26A, Class A1, (3 mo. LIBOR US + 1.07%), 2.13%, 01/20/31(a)(c)		2,000	1,962,752
LCM XVIII LP, Series 18A, Class A1R, (3 mo. LIBOR US + 1.02%), 2.08%, 04/20/31(a)(c)		250	245,326
LCM XX LP, Series 20A, Class BR, (3 mo. LIBOR US + 1.55%), 2.61%, 10/20/27(a)(c)		640	625,017
LCM XXI LP
Series 21A, Class AR, (3 mo. LIBOR US + 0.88%), 1.94%, 04/20/28(a)(c)		174	172,918
Series 21A, Class BR, (3 mo. LIBOR US + 1.40%), 2.46%, 04/20/28(a)(c)		250	244,925
Legacy Mortgage Asset Trust
Series 2019-SL2, Class A, 3.38%, 02/25/59(a)(c)		1,618	1,532,468
Series 2019-SL2, Class B, 0.00%, 02/25/59(a)(d)		496	74,349
Series 2019-SL2, Class M, 4.25%, 02/25/59(a)(c)		600	566,903
Lehman ABS Manufactured Housing Contract Trust, Series 2002-A, Class C, 0.00%, 06/15/33		606	548,799
Lehman ABS Mortgage Loan Trust, Series 2007-1, Class 2A1, (1 mo. LIBOR US + 0.09%), 1.71%, 06/25/37(a)(c)		83	58,691
Lending Funding Trust, Series 2020-2A, Class A, 2.32%, 04/21/31(a)		4,680	4,213,316
LendingPoint Pass-Through Trust
Series 2022-ST1, Class A, 2.50%, 03/15/28(a)		4,308	4,141,769
Series 2022-ST2, Class A, 3.25%, 04/15/28(a)		5,039	4,887,964
Lendmark Funding Trust
Series 2019-2A, Class A, 2.78%, 04/20/28(a)		3,720	3,642,221
Series 2021-2A, Class B, 2.37%, 04/20/32(a)		4,630	3,815,694
Series 2021-2A, Class C, 3.09%, 04/20/32(a)		1,610	1,303,443
Series 2021-2A, Class D, 4.46%, 04/20/32(a)		3,500	2,790,347
Series 2022-1A, Class A, 5.12%, 07/20/32(a)		4,589	4,610,316
LoanCore Issuer Ltd.
Series 2018-CRE1, Class A, (1 mo. LIBOR US + 1.13%), 2.45%, 05/15/28(a)(c)		139	138,130
Series 2021-CRE6, Class A, (1 mo. LIBOR US + 1.30%), 2.62%, 11/15/38(a)(c)		1,940	1,862,400
Series 2022-CRE7, Class A, (SOFR (30-day) + 1.55%), 2.33%, 01/17/37(a)(c)		11,427	11,085,393
Loanpal Solar Loan Ltd.
Series 2020-2GF, Class A, 2.75%, 07/20/47(a)		998	887,448
Series 2021-1GS, Class A, 2.29%, 01/20/48(a)		2,907	2,514,603
Series 2021-2GS, Class A, 2.22%, 03/20/48(a)		3,832	3,272,478
Logan CLO I Ltd., Series 2021-1A, Class A, (3 mo. LIBOR US + 1.16%), 2.22%, 07/20/34(a)(c)		4,000	3,871,311
Long Beach Mortgage Loan Trust
Series 2006-2, Class 1A, (1 mo. LIBOR US + 0.36%), 1.98%, 03/25/46(c)		698	589,834
Series 2006-5, Class 2A3, (1 mo. LIBOR US + 0.30%), 1.92%, 06/25/36(c)		3,212	1,731,775
Series 2006-7, Class 2A3, (1 mo. LIBOR US + 0.32%), 1.94%, 08/25/36(c)		5,928	2,708,841
Security		Par (000)	Value
Asset-Backed Securities (continued)
Long Beach Mortgage Loan Trust
Series 2006-7, Class 2A4, (1 mo. LIBOR US + 0.48%), 2.10%, 08/25/36(c)	USD	1,368	$ 628,142
Series 2006-9, Class 2A3, (1 mo. LIBOR US + 0.16%), 1.78%, 10/25/36(c)		2,066	738,884
Series 2006-WL3, Class 2A4, (1 mo. LIBOR US + 0.60%), 2.22%, 01/25/36(c)		3,523	3,235,330
Long Point Park CLO Ltd., Series 2017-1A, Class A2, (3 mo. LIBOR US + 1.38%), 2.42%, 01/17/30(a)(c)		820	778,445
Madison Park Funding XI Ltd., Series 2013-11A, Class AR2, (3 mo. LIBOR US + 0.90%), 2.08%, 07/23/29(a)(c)		2,115	2,082,770
Madison Park Funding XIII Ltd.
Series 2014-13A, Class AR2, (3 mo. LIBOR US + 0.95%), 1.99%, 04/19/30(a)(c)		917	905,537
Series 2014-13A, Class BR2, (3 mo. LIBOR US + 1.50%), 2.54%, 04/19/30(a)(c)		600	581,213
Madison Park Funding XIX Ltd., Series 2015-19A, Class A1R2, (3 mo. LIBOR US + 0.92%), 2.06%, 01/22/28(a)(c)		307	302,704
Madison Park Funding XLIX Ltd., Series 2021-49A, Class E, (3 mo. LIBOR US + 6.25%), 7.29%, 10/19/34(a)(c)		750	672,202
Madison Park Funding XVIII Ltd., Series 2015-18A, Class ARR, (3 mo. LIBOR US + 0.94%), 2.04%, 10/21/30(a)(c)		3,460	3,387,990
Madison Park Funding XXIII Ltd., Series 2017-23A, Class AR, (3 mo. LIBOR US + 0.97%), 2.20%, 07/27/31(a)(c)		1,000	981,929
Madison Park Funding XXIV Ltd., Series 2016-24A, Class BR, (3 mo. LIBOR US + 1.75%), 2.81%, 10/20/29(a)(c)		490	472,901
Madison Park Funding XXVI Ltd., Series 2017-26A, Class AR, (3 mo. LIBOR US + 1.20%), 2.44%, 07/29/30(a)(c)		2,800	2,780,204
Madison Park Funding XXX Ltd.
Series 2018-30A, Class E, (3 mo. LIBOR US + 4.95%), 5.99%, 04/15/29(a)(c)		1,000	885,927
Series 2018-30X, Class E, (3 mo. LIBOR US + 4.95%), 5.99%, 04/15/29(c)(e)		250	221,482
Madison Park Funding XXXI Ltd., Series 2018-31A, Class B, (3 mo. LIBOR US + 1.70%), 2.88%, 01/23/31(a)(c)		250	239,617
Madison Park Funding XXXIII Ltd.
Series 2019-33A, Class AR, (3 mo. CME Term SOFR + 1.29%), 2.14%, 10/15/32(a)(c)		1,790	1,754,167
Series 2019-33A, Class BR, (3 mo. CME Term SOFR + 1.80%), 2.65%, 10/15/32(a)(c)		3,460	3,363,450
Madison Park Funding XXXVII Ltd., Series 2019-37A, Class AR, (3 mo. LIBOR US + 1.07%), 2.11%, 07/15/33(a)(c)		2,130	2,071,874
Madison Park Funding XXXVIII Ltd., Series 2021-38A, Class A, (3 mo. LIBOR US + 1.12%), 2.16%, 07/17/34(a)(c)		1,250	1,208,630
Marble Point CLO XXIII Ltd., Series 2021-4A, Class D1, (3 mo. LIBOR US + 3.65%), 4.79%, 01/22/35(a)(c)		750	726,406
Mariner CLO LLC, Series 2016-3A, Class AR2, (3 mo. LIBOR US + 0.99%), 2.17%, 07/23/29(a)(c)		212	208,848

Schedule of Investments (unaudited)  (continued)
June 30, 2022
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Mariner Finance Issuance Trust
Series 2019-AA, Class A, 2.96%, 07/20/32(a)	USD	5,000	$ 4,960,916
Series 2021-AA, Class A, 1.86%, 03/20/36(a)		700	619,046
Series 2021-AA, Class B, 2.33%, 03/20/36(a)		1,620	1,426,030
Series 2021-AA, Class C, 2.96%, 03/20/36(a)		2,850	2,461,145
Series 2021-BA, Class C, 2.66%, 11/20/36(a)		4,403	3,816,095
Series 2021-BA, Class D, 3.42%, 11/20/36(a)		980	814,298
Series 2021-BA, Class E, 4.68%, 11/20/36(a)		3,620	3,003,052
MASTR Asset-Backed Securities Trust
Series 2005-WF1, Class M8, (1 mo. LIBOR US + 1.86%), 3.48%, 06/25/35(c)		1,119	1,077,658
Series 2006-AM2, Class A4, (1 mo. LIBOR US + 0.52%), 2.14%, 06/25/36(a)(c)		282	254,333
Series 2006-WMC2, Class A4, (1 mo. LIBOR US + 0.30%), 1.92%, 04/25/36(c)		3,497	1,030,562
Series 2007-HE1, Class A4, (1 mo. LIBOR US + 0.28%), 1.90%, 05/25/37(c)		83	67,327
MASTR Specialized Loan Trust, Series 2006-3, Class A, (1 mo. LIBOR US + 0.26%), 1.88%, 06/25/46(a)(c)		17	15,957
Mercury Financial Credit Card Master Trust
Series 2021-1A, Class A, 1.54%, 03/20/26(a)		4,130	3,929,495
Series 2022-1A, Class A, 2.50%, 09/21/26(a)		10,537	9,980,208
MERIT Securities Corp., Series 13, Class M2, 7.88%, 12/28/33(b)		1,009	804,901
Merrill Lynch First Franklin Mortgage Loan Trust
Series 2007-2, Class A2C, (1 mo. LIBOR US + 0.24%), 1.86%, 05/25/37(c)		1,852	1,450,694
Series 2007-H1, Class 1A2, (1 mo. LIBOR US + 3.50%), 5.12%, 10/25/37(c)		2,981	2,752,039
Merrill Lynch Mortgage Investors Trust, Series 2006-OPT1, Class M1, (1 mo. LIBOR US + 0.26%), 1.88%, 08/25/37(c)		1,738	1,656,337
MF1 LLC, Series 2022-FL9, Class A, (1 mo. CME Term SOFR + 2.15%), 2.96%, 06/19/37(a)(c)		2,844	2,787,831
MidOcean Credit CLO III, Series 2014-3A, Class A3A2, (3 mo. LIBOR US + 0.97%), 2.07%, 04/21/31(a)(c)		1,230	1,205,743
Mill City Solar Loan Ltd.
Series 2019-1A, Class A, 4.34%, 03/20/43(a)		1,278	1,247,052
Series 2019-2GS, Class A, 3.69%, 07/20/43(a)		2,179	2,047,411
Morgan Stanley ABS Capital I, Inc. Trust
Series 2007-NC1, Class A2D, (1 mo. LIBOR US + 0.22%), 1.84%, 11/25/36(c)		5,509	2,906,049
Series 2007-SEA1, Class 2A1, (1 mo. LIBOR US + 1.90%), 3.52%, 02/25/47(a)(c)		99	95,519
Mosaic Solar Loan Trust
Series 2018-2GS, Class A, 4.20%, 02/22/44(a)		1,238	1,191,295
Series 2019-1A, Class A, 4.37%, 12/21/43(a)		2,009	1,922,027
Series 2019-2A, Class A, 2.88%, 09/20/40(a)		294	267,372
Series 2020-2A, Class B, 2.21%, 08/20/46(a)		1,693	1,492,196
Series 2021-1A, Class B, 2.05%, 12/20/46(a)		468	403,268
Series 2021-2A, Class B, 2.09%, 04/22/47(a)(d)		4,259	3,714,583
MP CLO VIII Ltd., Series 2015-2A, Class ARR, (3 mo. LIBOR US + 1.20%), 2.44%, 04/28/34(a)(c)		800	768,016
Myers Park CLO Ltd., Series 2018-1A, Class B1, (3 mo. LIBOR US + 1.60%), 2.66%, 10/20/30(a)(c)		250	238,520
Nationstar Home Equity Loan Trust, Series 2007-B, Class M1, (1 mo. LIBOR US + 0.41%), 2.03%, 04/25/37(c)		380	351,767
Security		Par (000)	Value
Asset-Backed Securities (continued)
Navient Private Education Loan Trust, Series 2020-IA, Class B, 2.95%, 04/15/69(a)	USD	1,880	$ 1,600,464
Navient Private Education Refi Loan Trust
Series 2018-DA, Class A2A, 4.00%, 12/15/59(a)		1,228	1,225,477
Series 2019-D, Class A2A, 3.01%, 12/15/59(a)		3,676	3,527,152
Series 2020-CA, Class A2B, (1 mo. LIBOR US + 1.60%), 2.92%, 11/15/68(a)(c)		3,986	3,958,387
Series 2021-DA, Class A, (Prime Rate + (1.99)%), 2.01%, 04/15/60(a)(c)		1,736	1,655,248
Series 2021-DA, Class B, 2.61%, 04/15/60(a)		1,110	1,006,916
Series 2021-DA, Class C, 3.48%, 04/15/60(a)		5,000	4,482,683
Series 2021-DA, Class D, 4.00%, 04/15/60(a)		5,000	4,485,644
Navient Student Loan Trust, Series 2019-BA, Class A2A, 3.39%, 12/15/59(a)		1,805	1,746,438
Nelnet Student Loan Trust
Series 2021-A, Class A1, (1 mo. LIBOR US + 0.80%), 2.41%, 04/20/62(a)(c)		2,036	2,005,410
Series 2021-A, Class A2, (1 mo. LIBOR US + 1.03%), 2.64%, 04/20/62(a)(c)		2,680	2,579,491
Series 2021-A, Class APT2, 1.36%, 04/20/62(a)		2,748	2,538,424
Series 2021-A, Class B2, 2.85%, 04/20/62(a)		1,640	1,417,640
Series 2021-A, Class C, 3.75%, 04/20/62(a)		950	851,591
Series 2021-A, Class D, 4.93%, 04/20/62(a)		1,690	1,522,862
Series 2021-BA, Class B, 2.68%, 04/20/62(a)		8,450	7,167,367
Series 2021-BA, Class C, 3.57%, 04/20/62(a)		2,370	2,012,356
Series 2021-BA, Class D, 4.75%, 04/20/62(a)		8,380	7,303,178
Series 2021-CA, Class B, 2.53%, 04/20/62(a)		7,230	5,942,871
Series 2021-CA, Class C, 3.36%, 04/20/62(a)		2,770	2,306,625
Series 2021-CA, Class D, 4.44%, 04/20/62(a)		5,590	4,728,903
Series 2021-DA, Class B, 2.90%, 04/20/62(a)		4,800	4,106,594
Series 2021-DA, Class C, 3.50%, 04/20/62(a)		2,700	2,356,374
Series 2021-DA, Class D, 4.38%, 04/20/62(a)		680	572,809
Neuberger Berman CLO XIV Ltd., Series 2013-14A, Class AR2, (3 mo. LIBOR US + 1.03%), 2.27%, 01/28/30(a)(c)		824	810,630
Neuberger Berman CLO XVII Ltd., Series 2014-17A, Class AR2, (3 mo. LIBOR US + 1.03%), 2.17%, 04/22/29(a)(c)		1,250	1,231,113
Neuberger Berman CLO XX Ltd.
Series 2015-20A, Class ARR, (3 mo. LIBOR US + 1.16%), 2.20%, 07/15/34(a)(c)		525	508,009
Series 2015-20A, Class DRR, (3 mo. LIBOR US + 2.95%), 3.99%, 07/15/34(a)(c)		1,000	929,648
Series 2015-20A, Class ERR, (3 mo. LIBOR US + 6.50%), 7.54%, 07/15/34(a)(c)		750	662,018
Neuberger Berman CLO XXII Ltd., Series 2016-22A, Class BR, (3 mo. LIBOR US + 1.65%), 2.69%, 10/17/30(a)(c)		250	239,804
Neuberger Berman Loan Advisers CLO 26 Ltd., Series 2017-26A, Class AR, (3 mo. LIBOR US + 0.92%), 1.96%, 10/18/30(a)(c)		4,050	3,964,757
Neuberger Berman Loan Advisers CLO 29 Ltd., Series 2018-29A, Class A2, (3 mo. LIBOR US + 1.40%), 2.44%, 10/19/31(a)(c)		250	241,153
Neuberger Berman Loan Advisers CLO 34 Ltd., Series 2019-34A, Class BR, (3 mo. CME Term SOFR + 1.75%), 2.60%, 01/20/35(a)(c)		1,000	949,455
Neuberger Berman Loan Advisers CLO 35 Ltd., Series 2019-35A, Class C, (3 mo. LIBOR US + 2.60%), 3.64%, 01/19/33(a)(c)		250	237,466

Schedule of Investments (unaudited)  (continued)
June 30, 2022
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Neuberger Berman Loan Advisers CLO 42 Ltd., Series 2021-42A, Class A, (3 mo. LIBOR US + 1.10%), 2.14%, 07/16/35(a)(c)	USD	3,000	$ 2,885,474
Neuberger Berman Loan Advisers CLO 45 Ltd., Series 2021-45A, Class A, (3 mo. LIBOR US + 1.13%), 2.17%, 10/14/35(a)(c)		5,000	4,818,767
Neuberger Berman Loan Advisers CLO 46 Ltd., Series 2021-46A, Class B, (3 mo. LIBOR US + 1.65%), 2.71%, 01/20/36(a)(c)		250	235,769
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-S5, Class A1, (1 mo. LIBOR US + 0.40%), 2.02%, 10/25/36(a)(c)		170	195,220
NovaStar Mortgage Funding Trust, Series 2006-5, Class A2D, (1 mo. LIBOR US + 0.48%), 2.10%, 11/25/36(c)		4,113	1,514,645
Oakwood Mortgage Investors, Inc.
Series 1999-C, Class A2, 7.48%, 08/15/27		2,682	2,362,601
Series 2001-D, Class A2, 5.26%, 01/15/19(c)		29	16,344
Series 2002-A, Class M1, 7.76%, 03/15/32(c)		2,160	1,954,452
Series 2002-C, Class M1, 6.89%, 11/15/32(c)		2,506	2,272,932
Ocean Trails CLO V, Series 2014-5A, Class BRR, (3 mo. LIBOR US + 1.95%), 2.97%, 10/13/31(a)(c)		500	481,062
OCP CLO Ltd.
Series 2016-12A, Class BR2, (3 mo. CME Term SOFR + 1.81%), 2.53%, 04/18/33(a)(c)		3,000	2,892,481
Series 2017-13A, Class A1AR, (3 mo. LIBOR US + 0.96%), 2.00%, 07/15/30(a)(c)		1,250	1,228,160
Series 2017-13A, Class A2R, (3 mo. LIBOR US + 1.55%), 2.59%, 07/15/30(a)(c)		250	237,264
Series 2019-16A, Class AR, (3 mo. LIBOR US + 1.00%), 1.99%, 04/10/33(a)(c)		1,490	1,442,491
Series 2020-18A, Class AR, (3 mo. LIBOR US + 1.09%), 2.15%, 07/20/32(a)(c)		1,100	1,071,423
Series 2021-22A, Class A, (3 mo. LIBOR US + 1.18%), 2.24%, 12/02/34(a)(c)		2,020	1,944,284
Octagon 56 Ltd., Series 2021-1A, Class B, (3 mo. LIBOR US + 1.65%), 2.69%, 10/15/34(a)(c)		250	234,811
Octagon Investment Partners 18-R Ltd., Series 2018-18A, Class A1A, (3 mo. LIBOR US + 0.96%), 2.00%, 04/16/31(a)(c)		3,000	2,915,481
Octagon Investment Partners 29 Ltd., Series 2016-1A, Class AR, (3 mo. LIBOR US + 1.18%), 2.36%, 01/24/33(a)(c)		250	243,754
Octagon Investment Partners 33 Ltd., Series 2017-1A, Class A1, (3 mo. LIBOR US + 1.19%), 2.25%, 01/20/31(a)(c)		1,100	1,081,021
Octagon Investment Partners 36 Ltd., Series 2018-1A, Class A1, (3 mo. LIBOR US + 0.97%), 2.01%, 04/15/31(a)(c)		250	243,822
Octagon Investment Partners 37 Ltd., Series 2018-2A, Class A2, (3 mo. LIBOR US + 1.58%), 2.76%, 07/25/30(a)(c)		650	616,661
Octagon Investment Partners 51 Ltd., Series 2021-1A, Class A, (3 mo. LIBOR US + 1.15%), 2.21%, 07/20/34(a)(c)		1,250	1,208,145
Octagon Investment Partners XV Ltd., Series 2013-1A, Class A2R, (3 mo. LIBOR US + 1.35%), 2.39%, 07/19/30(a)(c)		350	344,629
Octagon Investment Partners XVII Ltd.
Series 2013-1A, Class A1R2, (3 mo. LIBOR US + 1.00%), 2.18%, 01/25/31(a)(c)		1,000	982,953
Security		Par (000)	Value
Asset-Backed Securities (continued)
Octagon Investment Partners XVII Ltd.
Series 2013-1A, Class A2R2, (3 mo. LIBOR US + 1.10%), 2.28%, 01/25/31(a)(c)	USD	500	$ 483,385
OHA Credit Funding 2 Ltd., Series 2019-2A, Class AR, (3 mo. LIBOR US + 1.15%), 2.25%, 04/21/34(a)(c)		1,500	1,457,608
OHA Credit Funding 3 Ltd., Series 2019-3A, Class AR, (3 mo. LIBOR US + 1.14%), 2.20%, 07/02/35(a)(c)		250	242,665
OHA Credit Funding 4 Ltd., Series 2019-4A, Class AR, (3 mo. LIBOR US + 1.15%), 2.29%, 10/22/36(a)(c)		1,000	964,762
OHA Credit Funding 5 Ltd., Series 2020-5A, Class A2A, (3 mo. LIBOR US + 1.45%), 2.49%, 04/18/33(a)(c)		300	287,311
OHA Credit Funding 6 Ltd., Series 2020-6A, Class AR, (3 mo. LIBOR US + 1.14%), 2.20%, 07/20/34(a)(c)		670	649,716
OHA Credit Funding 7 Ltd., Series 2020-7A, Class AR, (3 mo. CME Term SOFR + 1.30%), 2.15%, 02/24/37(a)(c)		770	742,013
OHA Loan Funding Ltd.
Series 2013-2A, Class AR, (3 mo. LIBOR US + 1.04%), 2.55%, 05/23/31(a)(c)		770	754,491
Series 2015-1A, Class AR3, (3 mo. LIBOR US + 1.15%), 2.19%, 01/19/37(a)(c)		680	655,334
OneMain Financial Issuance Trust
Series 2019-1A, Class B, 3.79%, 02/14/31(a)		842	841,642
Series 2019-2A, Class A, 3.14%, 10/14/36(a)		4,770	4,424,805
Series 2021-1A, Class A2, (SOFR (30-day) + 0.76%), 1.54%, 06/16/36(a)(c)		1,201	1,135,337
Series 2021-1A, Class B, 1.95%, 06/16/36(a)		4,700	3,988,670
Series 2021-1A, Class C, 2.22%, 06/16/36(a)		4,680	3,973,784
Oportun Issuance Trust
Series 2021-B, Class A, 1.47%, 05/08/31(a)		1,970	1,826,956
Series 2021-B, Class B, 1.96%, 05/08/31(a)		5,000	4,591,547
Series 2021-C, Class A, 2.18%, 10/08/31(a)		7,340	6,789,523
Series 2021-C, Class B, 2.67%, 10/08/31(a)		13,345	12,216,690
Series 2021-C, Class C, 3.61%, 10/08/31(a)		3,180	2,852,358
Series 2021-C, Class D, 5.57%, 10/08/31(a)		450	403,177
Option One Mortgage Loan Trust
Series 2005-4, Class M3, (1 mo. LIBOR US + 0.74%), 2.36%, 11/25/35(c)		460	388,321
Series 2007-FXD1, Class 1A1, 5.87%, 01/25/37(b)		3,512	3,003,304
Series 2007-FXD1, Class 2A1, 5.87%, 01/25/37(b)		2,886	2,516,131
Origen Manufactured Housing Contract Trust, Series 2007-B, Class A1, (1 mo. LIBOR US + 1.20%), 2.52%, 10/15/37(a)(c)		1,647	1,601,110
OSD CLO Ltd., Series 2021-23A, Class E, (3 mo. LIBOR US + 6.00%), 7.04%, 04/17/31(a)(c)		1,000	886,112
OZLM Funding IV Ltd.
Series 2013-4A, Class A1R, (3 mo. LIBOR US + 1.25%), 2.39%, 10/22/30(a)(c)		834	823,215
Series 2013-4A, Class A2R, (3 mo. LIBOR US + 1.70%), 2.84%, 10/22/30(a)(c)		500	480,165
OZLM VI Ltd., Series 2014-6A, Class A2AS, (3 mo. LIBOR US + 1.75%), 2.79%, 04/17/31(a)(c)		2,570	2,452,870
OZLM VIII Ltd.
Series 2014-8A, Class A2R3, (3 mo. LIBOR US + 1.65%), 2.69%, 10/17/29(a)(c)		1,185	1,157,858

Schedule of Investments (unaudited)  (continued)
June 30, 2022
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
OZLM VIII Ltd.
Series 2014-8A, Class BR3, (3 mo. LIBOR US + 2.10%), 3.14%, 10/17/29(a)(c)	USD	1,750	$ 1,682,419
OZLM XIV Ltd., Series 2015-14A, Class A1SR, (3 mo. LIBOR US + 1.25%), 2.29%, 07/15/34(a)(c)		1,500	1,435,152
OZLM XX Ltd., Series 2018-20A, Class D, (3 mo. LIBOR US + 5.80%), 6.86%, 04/20/31(a)(c)		1,000	799,099
OZLM XXII Ltd.
Series 2018-22A, Class A1, (3 mo. LIBOR US + 1.07%), 2.11%, 01/17/31(a)(c)		1,099	1,075,743
Series 2018-22A, Class A2, (3 mo. LIBOR US + 1.50%), 2.54%, 01/17/31(a)(c)		500	471,372
Pagaya AI Debt Selection Trust, Series 2021-2, Class NOTE, 3.00%, 01/25/29(a)		2,322	2,200,197
Palmer Square CLO Ltd.
Series 2013-2A, Class A1A3, (3 mo. LIBOR US + 1.00%), 2.04%, 10/17/31(a)(c)		3,400	3,318,481
Series 2014-1A, Class A1R2, (3 mo. LIBOR US + 1.13%), 2.17%, 01/17/31(a)(c)		1,000	983,747
Series 2014-1A, Class CR2, (3 mo. LIBOR US + 2.65%), 3.69%, 01/17/31(a)(c)		400	373,079
Series 2015-1A, Class A1A4, (3 mo. LIBOR US + 1.13%), 2.64%, 05/21/34(a)(c)		660	638,914
Series 2015-1A, Class A2R4, (3 mo. LIBOR US + 1.70%), 3.21%, 05/21/34(a)(c)		1,000	943,965
Series 2015-2A, Class CR2, (3 mo. LIBOR US + 2.75%), 3.81%, 07/20/30(a)(c)		1,000	930,961
Series 2015-2A, Class DR2, (3 mo. LIBOR US + 5.75%), 6.81%, 07/20/30(a)(c)		500	443,519
Series 2018-1A, Class A1, (3 mo. LIBOR US + 1.03%), 2.07%, 04/18/31(a)(c)		500	489,619
Series 2018-2A, Class D, (3 mo. LIBOR US + 5.60%), 6.66%, 07/16/31(a)(c)		500	438,442
Series 2020-3A, Class A1AR, (3 mo. LIBOR US + 1.08%), 2.49%, 11/15/31(a)(c)		960	938,397
Series 2021-3A, Class A1, (3 mo. LIBOR US + 1.15%), 1.38%, 01/15/35(a)(c)		390	376,014
Palmer Square Loan Funding Ltd.
Series 2019-3A, Class A2, (3 mo. LIBOR US + 1.60%), 3.08%, 08/20/27(a)(c)		1,500	1,476,423
Series 2019-3A, Class B, (3 mo. LIBOR US + 2.10%), 3.58%, 08/20/27(a)(c)		250	245,083
Series 2019-4A, Class C, (3 mo. LIBOR US + 3.25%), 4.43%, 10/24/27(a)(c)		500	491,063
Series 2020-1A, Class A2, (3 mo. LIBOR US + 1.35%), 2.83%, 02/20/28(a)(c)		1,900	1,847,415
Series 2020-1A, Class C, (3 mo. LIBOR US + 2.50%), 3.98%, 02/20/28(a)(c)		1,750	1,662,862
Series 2021-2A, Class A2, (3 mo. LIBOR US + 1.25%), 2.73%, 05/20/29(a)(c)		3,560	3,416,880
Series 2021-3A, Class D, (3 mo. LIBOR US + 5.00%), 6.06%, 07/20/29(a)(c)		250	218,501
Series 2021-4A, Class B, (3 mo. LIBOR US + 1.75%), 2.79%, 10/15/29(a)(c)		250	235,791
Series 2021-4A, Class C, (3 mo. LIBOR US + 2.60%), 3.64%, 10/15/29(a)(c)		250	228,963
Series 2022-2A, Class A2, (3 mo. CME Term SOFR + 1.90%), 2.99%, 10/15/30(a)(c)		2,350	2,283,020
Series 2022-2A, Class B, (3 mo. CME Term SOFR + 2.20%), 3.29%, 10/15/30(a)(c)		1,360	1,294,561
Security		Par (000)	Value
Asset-Backed Securities (continued)
Palmer Square Loan Funding Ltd.
Series 2022-2A, Class C, (3 mo. CME Term SOFR + 3.10%), 4.19%, 10/15/30(a)(c)	USD	250	$ 232,741
Parallel Ltd., Series 2015-1A, Class C1R, (3 mo. LIBOR US + 1.75%), 2.81%, 07/20/27(a)(c)		1,000	980,714
Park Avenue Institutional Advisers CLO Ltd.
Series 2016-1A, Class A1R, (3 mo. LIBOR US + 1.20%), 2.71%, 08/23/31(a)(c)		350	343,007
Series 2016-1A, Class DR, (3 mo. LIBOR US + 5.85%), 7.36%, 08/23/31(a)(c)		1,500	1,321,972
Series 2017-1A, Class DR, (3 mo. LIBOR US + 6.81%), 8.22%, 02/14/34(a)(c)		900	806,603
Series 2021-2A, Class D, (3 mo. LIBOR US + 3.40%), 4.44%, 07/15/34(a)(c)		1,900	1,799,773
Pikes Peak CLO 1, Series 2018-1A, Class A, (3 mo. LIBOR US + 1.18%), 2.36%, 07/24/31(a)(c)		764	751,823
Pikes Peak CLO 11, Series 2022-11A, Class A1, (3 mo. CME Term SOFR + 1.95%), 4.13%, 07/25/34(a)(c)		3,000	2,992,500
Popular ABS Mortgage Pass-Through Trust, Series 2006-B, Class M1, (1 mo. LIBOR US + 0.54%), 2.16%, 05/25/36(c)		4,635	4,245,133
PRET LLC
Series 2021-NPL6, Class A1, 2.49%, 07/25/51(a)(b)		14,295	13,366,238
Series 2021-RN4, Class A1, 2.49%, 10/25/51(a)(c)		6,647	6,559,006
Prodigy Finance DAC
Series 2021-1A, Class B, (1 mo. LIBOR US + 2.50%), 4.12%, 07/25/51(a)(c)		3,055	3,012,301
Series 2021-1A, Class C, (1 mo. LIBOR US + 3.75%), 5.37%, 07/25/51(a)(c)		3,055	3,015,350
Series 2021-1A, Class D, (1 mo. LIBOR US + 5.90%), 7.52%, 07/25/51(a)(c)		2,280	2,246,784
Progress Residential Trust
Series 2019-SFR3, Class E, 3.37%, 09/17/36(a)		3,000	2,879,300
Series 2019-SFR3, Class F, 3.87%, 09/17/36(a)		1,000	961,935
Series 2019-SFR4, Class E, 3.44%, 10/17/36(a)		3,000	2,897,852
Series 2019-SFR4, Class F, 3.68%, 10/17/36(a)		2,500	2,409,868
Series 2021-SFR10, Class E2, 3.67%, 12/17/40(a)		990	823,874
Series 2021-SFR10, Class F, 4.61%, 12/17/40(a)		4,000	3,331,674
Series 2021-SFR5, Class F, 3.16%, 07/17/38(a)		1,808	1,546,784
Series 2021-SFR6, Class F, 3.42%, 07/17/38(a)		3,577	3,105,209
Series 2021-SFR7, Class F, 3.83%, 08/17/40(a)		5,735	4,757,881
Series 2021-SFR8, Class F, 3.18%, 10/17/38(a)		4,500	3,819,294
Series 2021-SFR9, Class F, 4.05%, 11/17/40(a)		2,400	1,936,986
Series 2022-SFR1, Class F, 4.88%, 02/17/41(a)		5,000	4,367,812
Series 2022-SFR5, Class E1, 6.62%, 06/17/39(a)		2,180	2,180,085
Race Point VIII CLO Ltd., Series 2013-8A, Class AR2, (3 mo. LIBOR US + 1.04%), 2.52%, 02/20/30(a)(c)		1,117	1,099,785
Rad CLO 15 Ltd.
Series 2021-15A, Class A, (3 mo. LIBOR US + 1.09%), 1.34%, 01/20/34(a)(c)		390	376,865
Series 2021-15A, Class B, (3 mo. LIBOR US + 1.65%), 1.90%, 01/20/34(a)(c)		820	774,904
Series 2021-15A, Class E, (3 mo. LIBOR US + 6.20%), 6.45%, 01/20/34(a)(c)		4,500	4,116,632

Schedule of Investments (unaudited)  (continued)
June 30, 2022
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Rad CLO 2 Ltd., Series 2018-2A, Class AR, (3 mo. LIBOR US + 1.08%), 2.12%, 10/15/31(a)(c)	USD	1,250	$ 1,220,000
Rad CLO 3 Ltd.
Series 2019-3A, Class BR, (3 mo. LIBOR US + 1.55%), 2.59%, 04/15/32(a)(c)		325	305,446
Series 2019-3A, Class CR, (3 mo. LIBOR US + 1.85%), 2.89%, 04/15/32(a)(c)		250	234,837
Series 2019-3A, Class DR, (3 mo. LIBOR US + 2.75%), 3.79%, 04/15/32(a)(c)		250	232,683
Rad CLO 4 Ltd., Series 2019-4A, Class D, (3 mo. LIBOR US + 3.85%), 5.03%, 04/25/32(a)(c)		500	482,911
Rad CLO 7 Ltd., Series 2020-7A, Class A1, (3 mo. LIBOR US + 1.20%), 2.24%, 04/17/33(a)(c)		250	243,125
Rad CLO 9 Ltd., Series 2020-9A, Class B1, (3 mo. LIBOR US + 1.90%), 2.94%, 01/15/34(a)(c)		500	481,427
Regatta IX Funding Ltd.
Series 2017-1A, Class C, (3 mo. LIBOR US + 2.45%), 3.49%, 04/17/30(a)(c)		250	241,556
Series 2017-1A, Class D, (3 mo. LIBOR US + 3.90%), 4.94%, 04/17/30(a)(c)		250	245,796
Regatta VI Funding Ltd., Series 2016-1A, Class AR2, (3 mo. LIBOR US + 1.16%), 2.22%, 04/20/34(a)(c)		3,000	2,903,003
Regatta VII Funding Ltd., Series 2016-1A, Class BR2, (3 mo. LIBOR US + 1.60%), 3.70%, 06/20/34(a)(c)		250	235,819
Regatta VIII Funding Ltd.
Series 2017-1A, Class B, (3 mo. LIBOR US + 1.70%), 2.74%, 10/17/30(a)(c)		1,255	1,207,899
Series 2017-1A, Class D, (3 mo. LIBOR US + 3.20%), 4.24%, 10/17/30(a)(c)		250	235,410
Regatta XVI Funding Ltd.
Series 2019-2A, Class B, (3 mo. LIBOR US + 2.05%), 3.09%, 01/15/33(a)(c)		750	726,462
Series 2019-2A, Class D, (3 mo. LIBOR US + 3.90%), 4.94%, 01/15/33(a)(c)		500	494,278
Regatta XVII Funding Ltd., Series 2020-1A, Class E, (3 mo. LIBOR US + 7.61%), 8.65%, 10/15/33(a)(c)		500	472,165
Regatta XXIV Funding Ltd., Series 2021-5A, Class E, (3 mo. LIBOR US + 6.80%), 7.86%, 01/20/35(a)(c)		1,500	1,370,984
Regional Management Issuance Trust
Series 2020-1, Class A, 2.34%, 10/15/30(a)		720	683,659
Series 2020-1, Class B, 3.23%, 10/15/30(a)		320	300,353
Series 2020-1, Class C, 3.80%, 10/15/30(a)		805	755,605
Series 2021-2, Class B, 2.35%, 08/15/33(a)		1,098	919,013
Series 2021-2, Class C, 3.23%, 08/15/33(a)		820	680,080
Series 2021-3, Class A, 3.88%, 10/17/33(d)		10,210	9,752,521
Series 2022-1, Class A, 3.07%, 03/15/32(a)		2,274	2,148,562
Series 2022-1, Class B, 3.71%, 03/15/32(a)		5,452	5,094,606
Series 2022-1, Class C, 4.46%, 03/15/32(a)		1,111	1,034,934
Series 2022-1, Class D, 6.72%, 03/15/32(a)		2,072	1,929,823
Renaissance Home Equity Loan Trust, Series 2005-3, Class AF4, 5.14%, 11/25/35(b)		1,168	1,161,874
Republic Finance Issuance Trust
Series 2021-A, Class A, 2.30%, 12/22/31(a)		6,600	6,121,067
Series 2021-A, Class B, 2.80%, 12/22/31(a)		8,454	7,719,615
Series 2021-A, Class C, 3.53%, 12/22/31(a)		2,100	1,912,137
Series 2021-A, Class D, 5.23%, 12/22/31(a)		3,550	3,231,352
Security		Par (000)	Value
Asset-Backed Securities (continued)
Riserva CLO Ltd., Series 2016-3A, Class ARR, (3 mo. LIBOR US + 1.06%), 2.10%, 01/18/34(a)(c)	USD	1,100	$ 1,062,471
Rockford Tower CLO Ltd.
Series 2017-1A, Class AR2, (3 mo. LIBOR US + 1.10%), 2.16%, 04/20/34(a)(c)		1,500	1,444,624
Series 2017-2A, Class BR, (3 mo. LIBOR US + 1.50%), 2.54%, 10/15/29(a)(c)		1,250	1,202,675
Series 2017-2A, Class CR, (3 mo. LIBOR US + 1.90%), 2.94%, 10/15/29(a)(c)		1,000	958,815
Series 2017-2A, Class DR, (3 mo. LIBOR US + 2.85%), 3.89%, 10/15/29(a)(c)		1,000	943,894
Series 2017-2A, Class ER, (3 mo. LIBOR US + 6.25%), 7.29%, 10/15/29(a)(c)		1,000	880,020
Series 2017-3A, Class A, (3 mo. LIBOR US + 1.19%), 2.25%, 10/20/30(a)(c)		2,924	2,869,049
Series 2017-3A, Class E, (3 mo. LIBOR US + 5.75%), 6.81%, 10/20/30(a)(c)		500	449,032
Series 2018-1A, Class A, (3 mo. LIBOR US + 1.10%), 2.58%, 05/20/31(a)(c)		750	733,571
Series 2020-1A, Class B, (3 mo. LIBOR US + 1.80%), 2.86%, 01/20/32(a)(c)		1,570	1,526,361
Series 2021-1A, Class A1, (3 mo. LIBOR US + 1.17%), 2.23%, 07/20/34(a)(c)		3,500	3,389,804
Romark CLO II Ltd., Series 2018-2A, Class A1, (3 mo. LIBOR US + 1.18%), 2.36%, 07/25/31(a)(c)		250	244,381
Romark WM-R Ltd., Series 2018-1A, Class A1, (3 mo. LIBOR US + 1.03%), 2.09%, 04/20/31(a)(c)		1,237	1,213,486
RR 19 Ltd., Series 2021-19A, Class A2, (3 mo. LIBOR US + 1.65%), 2.69%, 10/15/35(a)(c)		500	475,578
RR 3 Ltd., Series 2018-3A, Class A1R2, (3 mo. LIBOR US + 1.09%), 2.13%, 01/15/30(a)(c)		4,330	4,255,667
Service Experts Issuer LLC, Series 2021-1A, Class A, 2.67%, 02/02/32(a)		3,334	3,074,175
SESAC Finance LLC, Series 2019-1, Class A2, 5.22%, 07/25/49(a)		2,316	2,224,634
SG Mortgage Securities Trust, Series 2006-FRE2, Class A2C, (1 mo. LIBOR US + 0.32%), 1.94%, 07/25/36(c)		191	45,278
Shackleton CLO Ltd., Series 2013-3A, Class AR, (3 mo. LIBOR US + 1.12%), 2.16%, 07/15/30(a)(c)		995	977,146
Signal Peak CLO 1 Ltd., Series 2014-1A, Class AR3, (3 mo. LIBOR US + 1.16%), 2.20%, 04/17/34(a)(c)		5,000	4,845,079
Signal Peak CLO 2 LLC, Series 2015-1A, Class AR2, (3 mo. LIBOR US + 0.98%), 2.04%, 04/20/29(a)(c)		1,596	1,574,928
Signal Peak CLO 5 Ltd., Series 2018-5A, Class A, (3 mo. LIBOR US + 1.11%), 2.29%, 04/25/31(a)(c)		300	294,273
Signal Peak CLO 8 Ltd., Series 2020-8A, Class A, (3 mo. LIBOR US + 1.27%), 2.33%, 04/20/33(a)(c)		500	483,679
Silver Creek CLO Ltd., Series 2014-1A, Class AR, (3 mo. LIBOR US + 1.24%), 2.30%, 07/20/30(a)(c)		1,331	1,317,970
Sixth Street CLO XVI Ltd., Series 2020-16A, Class A1A, (3 mo. LIBOR US + 1.32%), 2.38%, 10/20/32(a)(c)		730	717,777

Schedule of Investments (unaudited)  (continued)
June 30, 2022
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Sixth Street CLO XVII Ltd., Series 2021-17A, Class E, (3 mo. LIBOR US + 6.20%), 7.26%, 01/20/34(a)(c)	USD	500	$ 456,739
SLM Private Credit Student Loan Trust
Series 2005-A, Class A4, (3 mo. LIBOR US + 0.31%), 2.14%, 12/15/38(c)		1,553	1,499,302
Series 2005-B, Class A4, (3 mo. LIBOR US + 0.33%), 2.16%, 06/15/39(c)		1,139	1,084,244
Series 2006-BW, Class A5, (3 mo. LIBOR US + 0.20%), 2.03%, 12/15/39(c)		2,015	1,912,131
SLM Private Education Loan Trust, Series 2010-C, Class A5, (1 mo. LIBOR US + 4.75%), 6.07%, 10/15/41(a)(c)		3,536	3,861,730
SMB Private Education Loan Trust
Series 2015-C, Class B, 3.50%, 09/15/43(a)		2,365	2,261,891
Series 2016-B, Class A2A, 2.43%, 02/17/32(a)		1,404	1,357,036
Series 2017-A, Class A2B, (1 mo. LIBOR US + 0.90%), 2.22%, 09/15/34(a)(c)		1,927	1,917,743
Series 2017-B, Class A2A, 2.82%, 10/15/35(a)		974	942,510
Series 2017-B, Class A2B, (1 mo. LIBOR US + 0.75%), 2.07%, 10/15/35(a)(c)		1,599	1,576,956
Series 2018-A, Class A2B, (1 mo. LIBOR US + 0.80%), 2.12%, 02/15/36(a)(c)		2,988	2,936,017
Series 2019-B, Class A2A, 2.84%, 06/15/37(a)		3,323	3,216,796
Series 2021-A, Class C, 2.99%, 01/15/53(a)		3,290	2,952,837
Series 2021-A, Class D1, 3.86%, 01/15/53(a)		1,480	1,384,856
Series 2021-A, Class D2, 3.86%, 01/15/53(a)		800	742,977
Series 2021-B, Class A, 1.31%, 07/17/51(a)		3,536	3,280,192
Series 2021-C, Class A2, (1 mo. LIBOR US + 0.80%), 2.12%, 01/15/53(a)(c)		1,770	1,705,633
Series 2021-C, Class APT1, 1.39%, 01/15/53(a)		1,798	1,625,666
Series 2021-C, Class B, 2.30%, 01/15/53(a)		840	748,071
SoFi Professional Loan Program LLC, Series 2019-B, Class A2FX, 3.09%, 08/17/48(a)		536	524,644
SoFi RR Funding IV Trust, Series 2021-1, Class A, 2.98%, 12/31/25(a)(b)(d)		762	741,132
Sound Point CLO II Ltd., Series 2013-1A, Class A1R, (3 mo. LIBOR US + 1.07%), 2.28%, 01/26/31(a)(c)		250	245,762
Sound Point CLO XV Ltd., Series 2017-1A, Class ARR, (3 mo. LIBOR US + 0.90%), 2.08%, 01/23/29(a)(c)		3,785	3,720,711
Sound Point CLO XXIII Ltd., Series 2019-2A, Class AR, (3 mo. LIBOR US + 1.17%), 2.21%, 07/15/34(a)(c)		2,240	2,150,553
Sound Point CLO XXVIII Ltd., Series 2020-3A, Class A1, (3 mo. LIBOR US + 1.28%), 2.46%, 01/25/32(a)(c)		1,000	977,373
Soundview Home Loan Trust, Series 2004-WMC1, Class M2, (1 mo. LIBOR US + 0.80%), 2.42%, 01/25/35(c)		104	92,017
SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 09/25/37(a)		1,846	1,714,158
Steele Creek CLO Ltd., Series 2017-1A, Class A, (3 mo. LIBOR US + 1.25%), 2.29%, 10/15/30(a)(c)		250	246,301
Stratus CLO Ltd.
Series 2021-1A, Class E, (3 mo. LIBOR US + 5.00%), 5.09%, 12/29/29(a)(c)		1,250	1,060,160
Series 2021-1A, Class SUB, 0.00%, 12/29/29(a)(c)		1,000	395,200
Security		Par (000)	Value
Asset-Backed Securities (continued)
Stratus CLO Ltd.
Series 2021-2A, Class E, (3 mo. LIBOR US + 5.75%), 5.84%, 12/28/29(a)(c)	USD	1,550	$ 1,367,130
Structured Asset Investment Loan Trust, Series 2004-10, Class A11, (1 mo. LIBOR US + 1.50%), 3.12%, 11/25/34(c)		181	179,090
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2006-BC2, Class A1, (1 mo. LIBOR US + 0.16%), 1.78%, 09/25/36(c)		2,030	1,453,673
Series 2007-GEL1, Class A3, (1 mo. LIBOR US + 0.60%), 2.22%, 01/25/37(a)(c)		1,600	1,250,963
Sunrun Xanadu Issuer LLC, Series 2019-1A, Class A, 3.98%, 06/30/54(a)		1,920	1,805,733
Symphony CLO XIV Ltd., Series 2014-14A, Class B1RR, (3 mo. LIBOR US + 1.70%), 2.74%, 07/14/26(a)(c)		250	245,979
Symphony CLO XIX Ltd., Series 2018-19A, Class A, (3 mo. LIBOR US + 0.96%), 2.00%, 04/16/31(a)(c)		500	488,763
Symphony CLO XVI Ltd., Series 2015-16A, Class AR, (3 mo. LIBOR US + 1.15%), 2.19%, 10/15/31(a)(c)		300	293,903
Symphony CLO XVII Ltd., Series 2016-17A, Class AR, (3 mo. LIBOR US + 0.88%), 1.92%, 04/15/28(a)(c)		513	508,355
Symphony CLO XXII Ltd., Series 2020-22A, Class B, (3 mo. LIBOR US + 1.70%), 2.74%, 04/18/33(a)(c)		250	235,625
Symphony CLO XXIII Ltd.
Series 2020-23A, Class BR, (3 mo. LIBOR US + 1.60%), 2.64%, 01/15/34(a)(c)		1,150	1,096,982
Series 2020-23A, Class CR, (3 mo. LIBOR US + 2.00%), 3.04%, 01/15/34(a)(c)		1,500	1,426,462
Series 2020-23A, Class ER, (3 mo. LIBOR US + 6.15%), 7.19%, 01/15/34(a)(c)		1,250	1,137,079
Symphony CLO XXVI Ltd., Series 2021-26A, Class AR, (3 mo. LIBOR US + 1.08%), 2.14%, 04/20/33(a)(c)		689	670,722
Symphony Static CLO I Ltd., Series 2021-1A, Class C, (3 mo. LIBOR US + 1.85%), 3.03%, 10/25/29(a)(c)		500	487,906
TCI-Flatiron CLO Ltd., Series 2017-1A, Class AR, (3 mo. LIBOR US + 0.96%), 2.40%, 11/18/30(a)(c)		1,000	979,702
TCI-Symphony CLO Ltd., Series 2017-1A, Class BR, (3 mo. LIBOR US + 1.55%), 2.59%, 07/15/30(a)(c)		1,000	958,882
TCW CLO AMR Ltd., Series 2019-1A, Class ASNR, (3 mo. LIBOR US + 1.22%), 2.63%, 08/16/34(a)(c)		250	240,724
TICP CLO I-2 Ltd., Series 2018-IA, Class C, (3 mo. LIBOR US + 3.04%), 4.25%, 04/26/28(a)(c)		500	487,700
TICP CLO III-2 Ltd., Series 2018-3R, Class B, (3 mo. LIBOR US + 1.35%), 2.41%, 04/20/28(a)(c)		500	490,810
TICP CLO IX Ltd., Series 2017-9A, Class B, (3 mo. LIBOR US + 1.60%), 2.66%, 01/20/31(a)(c)		250	241,542
TICP CLO V Ltd., Series 2016-5A, Class DR, (3 mo. LIBOR US + 3.15%), 4.19%, 07/17/31(a)(c)		250	227,563

Schedule of Investments (unaudited)  (continued)
June 30, 2022
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
TICP CLO VI Ltd.
Series 2016-6A, Class AR2, (3 mo. LIBOR US + 1.12%), 2.16%, 01/15/34(a)(c)	USD	4,250	$ 4,119,473
Series 2016-6A, Class BR2, (3 mo. LIBOR US + 1.50%), 2.54%, 01/15/34(a)(c)		320	298,907
TICP CLO VII Ltd., Series 2017-7A, Class ER, (3 mo. LIBOR US + 7.05%), 8.09%, 04/15/33(a)(c)		600	535,664
TICP CLO XI Ltd., Series 2018-11A, Class B, (3 mo. LIBOR US + 1.73%), 2.79%, 10/20/31(a)(c)		450	433,604
TICP CLO XII Ltd., Series 2018-12A, Class AR, (3 mo. LIBOR US + 1.17%), 2.21%, 07/15/34(a)(c)		250	242,133
TICP CLO XIV Ltd., Series 2019-14A, Class DR, (3 mo. LIBOR US + 6.70%), 7.76%, 10/20/32(a)(c)		1,250	1,150,134
TICP CLO XV Ltd., Series 2020-15A, Class A, (3 mo. LIBOR US + 1.28%), 2.34%, 04/20/33(a)(c)		750	735,243
Towd Point Mortgage Trust, Series 2019-HY2, Class A1, (1 mo. LIBOR US + 1.00%), 2.62%, 05/25/58(a)(c)		1,536	1,517,845
Trestles CLO Ltd., Series 2017-1A, Class A1R, (3 mo. LIBOR US + 0.99%), 2.17%, 04/25/32(a)(c)		650	634,298
Trestles CLO V Ltd.
Series 2021-5A, Class A1, (3 mo. LIBOR US + 1.17%), 2.23%, 10/20/34(a)(c)		7,230	6,945,066
Series 2021-5A, Class E, (3 mo. LIBOR US + 6.35%), 7.41%, 10/20/34(a)(c)		1,000	919,466
Tricon American Homes Trust
Series 2018-SFR1, Class E, 4.56%, 05/17/37(a)		2,000	1,968,995
Series 2019-SFR1, Class E, 3.40%, 03/17/38(a)		2,000	1,880,061
Series 2020-SFR1, Class F, 4.88%, 07/17/38(a)		7,351	7,138,703
Tricon Residential Trust
Series 2021-SFR1, Class F, 3.69%, 07/17/38(a)		3,250	2,884,948
Series 2021-SFR1, Class G, 4.13%, 07/17/38(a)		2,099	1,848,465
Trimaran Cavu Ltd.
Series 2019-1A, Class A2, (3 mo. LIBOR US + 1.90%), 2.96%, 07/20/32(a)(c)		250	243,405
Series 2021-2A, Class D1, (3 mo. LIBOR US + 3.25%), 4.43%, 10/25/34(a)(c)		300	280,624
Trinitas CLO IV Ltd., Series 2016-4A, Class A2L2, (3 mo. LIBOR US + 1.40%), 2.44%, 10/18/31(a)(c)		250	257,864
Upstart Pass-Through Trust
Series 2020-ST5, Class A, 3.00%, 12/20/26(a)		345	331,519
Series 2021-ST3, Class A, 2.00%, 05/20/27(a)		2,910	2,795,731
Series 2021-ST5, Class A, 2.00%, 07/20/27(a)		3,102	2,948,029
Series 2021-ST9, Class A, 1.70%, 11/20/29(a)		5,421	5,006,225
Series 2022-ST1, Class A, 2.60%, 03/20/30(a)		10,176	9,745,210
Venture 39 CLO Ltd., Series 2020-39A, Class A1, (3 mo. LIBOR US + 1.28%), 2.32%, 04/15/33(a)(c)		340	329,142
VMC Finance LLC, Series 2022-FL5, Class A, (SOFR (30-day) + 1.90%), 2.69%, 02/18/39(a)(c)		5,300	5,206,058
VOLT CVI LLC, Series 2021-NP12, Class A1, 2.73%, 12/26/51(a)(b)		15,450	14,521,060
Voya CLO Ltd.
Series 2013-2A, Class A1R, (3 mo. LIBOR US + 0.97%), 2.15%, 04/25/31(a)(c)		1,000	976,496
Security		Par (000)	Value
Asset-Backed Securities (continued)
Voya CLO Ltd.
Series 2013-3A, Class A1RR, (3 mo. LIBOR US + 1.15%), 2.19%, 10/18/31(a)(c)	USD	498	$ 488,284
Series 2015-3A, Class A1R, (3 mo. LIBOR US + 1.19%), 2.25%, 10/20/31(a)(c)		500	490,195
Series 2017-1A, Class A1R, (3 mo. LIBOR US + 0.95%), 1.99%, 04/17/30(a)(c)		250	246,111
Series 2017-3A, Class A1R, (3 mo. LIBOR US + 1.04%), 2.10%, 04/20/34(a)(c)		1,000	959,261
Series 2017-4A, Class A1, (3 mo. LIBOR US + 1.13%), 2.17%, 10/15/30(a)(c)		1,250	1,231,283
Series 2018-1A, Class A2, (3 mo. LIBOR US + 1.30%), 2.34%, 04/19/31(a)(c)		250	238,572
Series 2018-2A, Class A1, (3 mo. LIBOR US + 1.00%), 2.04%, 07/15/31(a)(c)		250	244,098
Series 2018-3A, Class A1A, (3 mo. LIBOR US + 1.15%), 2.19%, 10/15/31(a)(c)		250	245,130
Washington Mutual Asset-Backed Certificates Trust
Series 2006-HE3, Class 1A, (1 mo. LIBOR US + 0.31%), 1.93%, 08/25/36(c)		8,099	7,542,373
Series 2006-HE4, Class 2A2, (1 mo. LIBOR US + 0.36%), 1.98%, 09/25/36(c)		223	79,560
Series 2006-HE5, Class 1A, (1 mo. LIBOR US + 0.16%), 1.78%, 10/25/36(c)		1,346	1,073,277
Series 2007-HE3, Class 2A3, (1 mo. LIBOR US + 0.24%), 1.86%, 05/25/37(c)		117	101,259
Wellfleet CLO Ltd., Series 2017-3A, Class A1, (3 mo. LIBOR US + 1.15%), 2.19%, 01/17/31(a)(c)		1,525	1,498,489
Whitebox CLO II Ltd.
Series 2020-2A, Class A1R, (3 mo. LIBOR US + 1.22%), 2.40%, 10/24/34(a)(c)		320	308,141
Series 2020-2A, Class DR, (3 mo. LIBOR US + 3.35%), 4.53%, 10/24/34(a)(c)		250	235,458
Series 2020-2A, Class ER, (3 mo. LIBOR US + 7.10%), 8.28%, 10/24/34(a)(c)		500	470,413
Whitebox CLO III Ltd., Series 2021-3A, Class A1, (3 mo. LIBOR US + 1.22%), 2.26%, 10/15/34(a)(c)		4,000	3,832,503
Yale Mortgage Loan Trust, Series 2007-1, Class A, (1 mo. LIBOR US + 0.40%), 2.02%, 06/25/37(a)(c)		450	164,188
York CLO 1 Ltd., Series 2014-1A, Class CRR, (3 mo. LIBOR US + 2.10%), 3.24%, 10/22/29(a)(c)		250	242,491
Total Asset-Backed Securities — 51.8% (Cost: $1,401,447,484)			1,312,705,112
Corporate Bonds
Banks — 0.0%
Washington Mutual Escrow Bonds
0.00%(d)(f)(g)(h)		500	—
0.00%(d)(f)(g)(h)		250	—
			—

Schedule of Investments (unaudited)  (continued)
June 30, 2022
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Insurance — 0.1%
Ambac Assurance Corp., 5.10%(a)(h)	USD	58	$ 52,546
Sitka Holdings LLC, (3 mo. LIBOR US + 4.50%), 6.75%, 07/06/26(a)(c)		2,385	2,307,383
			2,359,929
Total Corporate Bonds — 0.1% (Cost: $2,440,565)			2,359,929
Floating Rate Loan Interests(d)
Diversified Financial Services — 0.2%
Project Pearl Pasco Holdings LLC, Advance, (1 mo. LIBOR US + 2.25%, 1.00% Floor), 3.13%, 09/15/24		6,465	6,408,595
Real Estate Management & Development — 0.3%
MUPR 3 Assets LLC, Facility, (1 mo. SOFR US + 2.75%, 0.00% Floor), 3.51%, 03/25/24		7,257	7,239,014
Thrifts & Mortgage Finance — 0.2%
Caliber Home Loans, Inc., Advances, (1 mo. SOFR US + 3.00%, 0.00% Floor), 3.89%, 07/24/25		4,000	3,990,000
Total Floating Rate Loan Interests — 0.7% (Cost: $17,710,909)			17,637,609
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 13.9%
Adjustable Rate Mortgage Trust, Series 2006-2, Class 4A1, 3.28%, 05/25/36(c)		4,790	3,478,378
Agate Bay Mortgage Trust
Series 2015-1, Class B5, 3.69%, 01/25/45(a)(c)		723	682,743
Series 2015-3, Class B5, 3.55%, 04/25/45(a)(c)		832	777,330
Series 2015-4, Class B5, 3.53%, 06/25/45(a)(c)		580	532,121
Ajax Mortgage Loan Trust
Series 2021-G, Class A, 1.88%, 06/25/61(a)(c)		10,156	9,414,918
Series 2021-G, Class B, 3.75%, 06/25/61(a)(c)		1,283	1,161,280
Series 2021-G, Class C, 0.00%, 06/25/61(a)		2,323	2,096,651
Series 2022-A, Class A1, 3.50%, 10/25/61(a)(b)(d)		9,897	9,689,183
Series 2022-A, Class A2, 3.00%, 10/25/61(a)(c)(d)		478	428,820
Series 2022-A, Class A3, 3.00%, 10/25/61(a)(c)(d)		255	226,937
Series 2022-A, Class B, 3.00%, 10/25/61(a)(d)		1,912	1,376,352
Series 2022-A, Class C, 3.00%, 10/25/61(a)(d)		956	1,291,955
Series 2022-A, Class M1, 3.00%, 10/25/61(a)(d)		279	237,034
Series 2022-A, Class M2, 3.00%, 10/25/61(a)(d)		1,250	986,019
Series 2022-A, Class M3, 3.00%, 10/25/61(a)(d)		80	58,316
Series 2022-B, Class A1, 3.50%, 03/27/62(a)(b)(d)		12,847	12,573,099
Series 2022-B, Class A2, 3.00%, 03/27/62(a)(c)(d)		376	340,159
Series 2022-B, Class A3, 3.00%, 03/27/62(a)(c)(d)		322	289,489
Series 2022-B, Class B, 3.00%, 03/27/62(a)(d)		1,789	1,291,448
Series 2022-B, Class C, 3.00%, 03/27/62(a)(d)		894	1,490,327
Series 2022-B, Class M1, 3.00%, 03/27/62(a)(d)		241	207,443
Series 2022-B, Class M2, 3.00%, 03/27/62(a)(d)		1,198	954,862
American Home Mortgage Assets Trust
Series 2006-4, Class 1A12, (1 mo. LIBOR US + 0.21%), 1.83%, 10/25/46(c)		92	52,504
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
American Home Mortgage Assets Trust
Series 2006-5, Class A1, (12 mo. Federal Reserve Cumulative Average US + 0.92%), 1.40%, 11/25/46(c)	USD	925	$ 296,705
Series 2006-6, Class A1A, (1 mo. LIBOR US + 0.19%), 1.81%, 12/25/46(c)		5,142	4,336,939
Series 2007-1, Class A1, (12 mo. Federal Reserve Cumulative Average US + 0.70%), 1.18%, 02/25/47(c)		32	14,913
Angel Oak Mortgage Trust, Series 2019-5, Class B1, 3.96%, 10/25/49(a)(c)		405	381,667
Angel Oak Mortgage Trust I LLC
Series 2019-2, Class A1, 3.63%, 03/25/49(a)(c)		155	154,076
Series 2019-2, Class B2, 6.29%, 03/25/49(a)(c)		716	670,039
APS Resecuritization Trust, Series 2016-3, Class 3A, (1 mo. LIBOR US + 2.85%), 4.47%, 09/27/46(a)(c)		137	137,008
ARI Investments LLC, Series 2017-1, Class A, 4.02%, 01/06/25(d)		444	443,300
Banc of America Alternative Loan Trust, Series 2006-4, Class 3CB1, (1 mo. LIBOR US + 0.80%), 2.42%, 05/25/46(c)		603	483,717
Banc of America Funding Trust
Series 2014-R2, Class 1C, 0.00%, 11/26/36(a)(c)		316	85,945
Series 2016-R2, Class 1A1, 4.70%, 05/01/33(a)(c)		362	348,970
Banc of America Mortgage Trust, Series 2007-4, Class 1A1, 6.25%, 12/28/37		939	803,910
Barclays Mortgage Trust
Series 2021-NPL1, Class A, 2.00%, 11/25/51(a)(b)		10,440	9,921,093
Series 2021-NPL1, Class B, 4.63%, 11/25/51(a)(b)		1,060	1,011,033
Series 2021-NPL1, Class C, 0.00%, 11/25/51(a)(d)		2,399	2,218,963
BCAP LLC Trust
Series 2011-RR4, Class 3A6, 2.99%, 07/26/36(a)(c)		1,348	1,292,760
Series 2011-RR5, Class 11A5, (1 mo. LIBOR US + 0.15%), 1.31%, 05/28/36(a)(c)		359	342,752
Bear Stearns Asset Backed Securities I Trust, Series 2006-AC1, Class 1A2, 6.25%, 02/25/36(b)		171	126,872
Bear Stearns Mortgage Funding Trust
Series 2006-SL1, Class A1, (1 mo. LIBOR US + 0.28%), 1.90%, 08/25/36(c)		471	458,200
Series 2007-AR2, Class A1, (1 mo. LIBOR US + 0.17%), 1.79%, 03/25/37(c)		205	186,496
Series 2007-AR4, Class 2A1, (1 mo. LIBOR US + 0.21%), 1.83%, 06/25/37(c)		18	17,110
BRAVO Residential Funding Trust, Series 2019-NQM2, Class B2, 4.80%, 11/25/59(a)(c)		996	917,246
Central Park Funding Trust, Series 2021-2, Class PT, (1 mo. LIBOR US + 3.00%), 4.63%, 10/27/22(a)(c)		924	916,289
Chase Mortgage Finance Trust, Series 2007-S6, Class 1A1, 6.00%, 12/25/37		9,361	4,736,869
CHNGE Mortgage Trust
Series 2022-1, Class A1, 3.01%, 01/25/67(a)(c)		2,995	2,820,812
Series 2022-2, Class A1, 3.76%, 03/25/67(a)(c)		9,645	9,179,049
CIM Trust, Series 2019-J2, Class B4, 3.77%, 10/25/49(a)(c)		908	795,796

Schedule of Investments (unaudited)  (continued)
June 30, 2022
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Citicorp Mortgage Securities Trust
Series 2007-9, Class 1A1, 6.25%, 12/25/37	USD	2,146	$ 1,753,753
Series 2008-2, Class 1A1, 6.50%, 06/25/38		308	250,251
Citigroup Mortgage Loan Trust
Series 2014-C, Class B2, 4.25%, 02/25/54(a)		317	291,997
Series 2019-RP1, Class A1, 3.50%, 01/25/66(a)(c)		2,008	1,954,173
CitiMortgage Alternative Loan Trust, Series 2007-A3, Class 1A5, 6.00%, 03/25/37		1,870	1,716,170
COLT Mortgage Loan Trust, Series 2020-2, Class M1, 5.25%, 03/25/65(a)(c)		761	741,013
Countrywide Alternative Loan Trust
Series 2005-22T1, Class A1, (1 mo. LIBOR US + 0.35%), 1.97%, 06/25/35(c)		1,133	968,139
Series 2005-51, Class 3A3A, (1 mo. LIBOR US + 0.64%), 2.27%, 11/20/35(c)		466	389,692
Series 2005-72, Class A3, (1 mo. LIBOR US + 0.60%), 2.22%, 01/25/36(c)		328	290,652
Series 2005-76, Class 2A1, (12 mo. Federal Reserve Cumulative Average US + 1.00%), 1.48%, 02/25/36(c)		445	401,203
Series 2006-11CB, Class 3A1, 6.50%, 05/25/36		1,041	611,345
Series 2006-J7, Class 1A2, 6.25%, 11/25/36		2,863	1,589,050
Series 2006-OC10, Class 2A3, (1 mo. LIBOR US + 0.46%), 2.08%, 11/25/36(c)		470	435,718
Series 2006-OC7, Class 2A3, (1 mo. LIBOR US + 0.50%), 2.12%, 07/25/46(c)		3,407	3,139,540
Series 2007-3T1, Class 1A1, 6.00%, 04/25/37		1,174	630,535
Series 2007-9T1, Class 1A1, 6.00%, 05/25/37		177	97,484
Series 2007-OA2, Class 1A1, (12 mo. Federal Reserve Cumulative Average US + 0.84%), 1.32%, 03/25/47(c)		195	167,164
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2005-J2, Class 2A4, (1 mo. LIBOR US + 1.40%), 3.02%, 08/25/35(c)		1,024	828,385
Series 2005-J2, Class 3A9, (1 mo. LIBOR US + 1.40%), 3.02%, 08/25/35(c)		2,666	1,896,846
Series 2007-15, Class 2A2, 6.50%, 09/25/37		642	311,961
Series 2007-HYB1, Class 3A1, 3.04%, 03/25/37(c)		1,734	1,519,084
Credit Suisse Mortgage Capital Certificates
Series 2009-12R, Class 3A1, 6.50%, 10/27/37(a)		39	16,970
Series 2020-SPT1, Class B2, 3.39%, 04/25/65(a)(c)		8,400	8,036,483
Series 2021-RPL9, Class A1, 2.44%, 02/25/61(a)(c)		4,665	4,342,217
Credit Suisse Mortgage Trust
Series 2007-5, Class 1A11, 7.00%, 08/25/37(c)		1,931	1,179,150
Series 2014-9R, Class 9A1, (1 mo. LIBOR US + 0.12%), 1.13%, 08/27/36(a)(c)		100	78,139
Series 2014-SAF1, Class B5, 3.86%, 03/25/44(a)(c)		1,578	1,316,749
Series 2021-NQM1, Class M1, 2.13%, 05/25/65(a)(c)		3,299	2,860,510
Deephaven Residential Mortgage Trust
Series 2021-1, Class B2, 3.96%, 05/25/65(a)(c)		150	135,988
Series 2021-1, Class M1, 2.09%, 05/25/65(a)(c)		1,620	1,488,942
Series 2021-3, Class B1, 3.27%, 08/25/66(a)(c)		3,671	2,936,938
Deutsche Alt-B Securities Mortgage Loan Trust, Series 2006-AB3, Class A8, 6.36%, 07/25/36(c)		18	15,880
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
GCAT Trust, Series 2020-NQM2, Class B1, 4.85%, 04/25/65(a)(c)	USD	2,533	$ 2,273,297
GreenPoint Mortgage Funding Trust, Series 2006-AR2, Class 4A1, (12 mo. Federal Reserve Cumulative Average US + 2.00%), 2.48%, 03/25/36(c)		20	19,193
GS Mortgage-Backed Securities Corp. Trust
Series 2019-PJ2, Class A4, 4.00%, 11/25/49(a)(c)		370	363,888
Series 2020-PJ2, Class B4, 3.57%, 07/25/50(a)(c)		1,065	988,668
GSMPS Mortgage Loan Trust
Series 2004-4, Class 1AF, (1 mo. LIBOR US + 0.40%), 2.02%, 06/25/34(a)(c)		3,536	3,032,639
Series 2005-RP2, Class 1AF, (1 mo. LIBOR US + 0.35%), 1.97%, 03/25/35(a)(c)		60	57,967
Series 2005-RP3, Class 2A1, 3.36%, 09/25/35(a)(c)		3,623	3,400,837
Series 2006-RP1, Class 1AF1, (1 mo. LIBOR US + 0.35%), 1.97%, 01/25/36(a)(c)		49	41,412
Series 2006-RP2, Class 2A1, 3.51%, 04/25/36(a)(c)		2,672	2,388,777
GSR Mortgage Loan Trust, Series 2006-AR2, Class 3A1, 2.46%, 04/25/36(c)		1,885	1,333,475
Homeward Opportunities Fund I Trust, Series 2020-2, Class B1, 5.45%, 05/25/65(a)(c)		3,640	3,615,440
IndyMac Index Mortgage Loan Trust
Series 2006-AR27, Class 2A2, (1 mo. LIBOR US + 0.40%), 2.02%, 10/25/36(c)		238	217,905
Series 2007-AR19, Class 3A1, 3.06%, 09/25/37(c)		646	453,590
Series 2007-FLX5, Class 2A2, (1 mo. LIBOR US + 0.24%), 1.86%, 08/25/37(c)		2,904	2,600,673
JPMorgan Alternative Loan Trust, Series 2006-S2, Class A5, 6.88%, 05/25/36(b)		4,229	3,689,433
JPMorgan Mortgage Trust
Series 2005-A4, Class B1, 3.25%, 07/25/35(c)		376	350,725
Series 2020-5, Class B3, 3.60%, 12/25/50(a)(c)		3,836	3,263,027
Series 2021-INV5, Class A2A, 2.50%, 12/25/51(a)(c)		18,208	15,557,035
Series 2021-INV7, Class A3A, 2.50%, 02/25/52(a)(c)		17,167	15,507,643
Series 2021-INV7, Class A4A, 2.50%, 02/25/52(a)(c)		6,218	4,522,100
Series 2021-INV7, Class B1, 3.27%, 02/25/52(a)(c)		3,888	3,287,420
Series 2021-INV7, Class B2, 3.27%, 02/25/52(a)(c)		913	758,463
Series 2021-INV7, Class B3, 3.27%, 02/25/52(a)(c)		1,270	1,006,549
Series 2021-INV7, Class B4, 3.27%, 02/25/52(a)(c)		675	467,096
Series 2021-INV7, Class B5, 3.27%, 02/25/52(a)(c)		278	181,446
Series 2021-INV7, Class B6, 3.22%, 02/25/52(a)(c)		913	330,203
Legacy Mortgage Asset Trust, Series 2020-SL1, Class A, 2.73%, 01/25/60(a)(b)		252	245,127
Lehman XS Trust, Series 2007-20N, Class A1, (1 mo. LIBOR US + 2.30%), 2.77%, 12/25/37(c)		28	28,882

Schedule of Investments (unaudited)  (continued)
June 30, 2022
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Loan Revolving Advance Investment Trust, Series 2021-2, Class A1X, (1 mo. LIBOR US + 2.75%), 3.63%, 06/30/23(a)(c)	USD	10,000	$ 9,928,076
LSTAR Securities Investment Ltd., Series 2019-3, Class A1, (1 mo. LIBOR US + 3.50%), 4.56%, 04/01/24(a)(c)		2,298	2,297,888
MASTR Resecuritization Trust, Series 2008-1, Class A1, 6.00%, 09/27/37(a)(c)		960	872,380
MCM Trust
Series 2021-VFN1, Class Cert, 3.00%, 08/25/28(d)		1,032	691,462
Series 2021-VFN1, Class Note, 3.00%, 08/25/28(d)		1,919	1,878,574
Mello Warehouse Securitization Trust
Series 2020-2, Class F, (1 mo. LIBOR US + 3.25%), 4.87%, 11/25/53(a)(c)		1,200	1,182,200
Series 2021-2, Class E, (1 mo. LIBOR US + 2.75%), 4.37%, 04/25/55(a)(c)		3,800	3,719,383
MFA Trust, Series 2021-INV1, Class M1, 2.29%, 01/25/56(a)(c)		700	648,890
MFRA Trust, Series 2022-CHM1, Class A1, 3.88%, 09/25/56(a)(b)		7,625	7,356,020
Mortgage Loan Resecuritization Trust, Series 2009-RS1, Class A85, (1 mo. LIBOR US + 0.34%), 1.40%, 04/16/36(a)(c)		239	223,981
New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25%, 12/25/57(a)(c)		1,583	1,559,481
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2005-AP1, Class 2A4, 6.05%, 02/25/35(b)		372	357,131
Series 2007-2, Class A4, (1 mo. LIBOR US + 0.42%), 2.04%, 06/25/37(c)		642	569,027
NYMT Loan Trust, Series 2020-SP2, Class A1, 2.94%, 10/25/60(a)(c)		6,718	6,508,464
OBX Trust, Series 2019-EXP1, Class 1A3, 4.00%, 01/25/59(a)(c)		301	288,673
Preston Ridge Partners Mortgage LLC
Series 2021-4, Class A1, 1.87%, 04/25/26(a)(b)		3,908	3,658,225
Series 2022-1, Class A1, 3.72%, 02/25/27(a)(b)		4,660	4,477,302
RALI Trust
Series 2005-QA10, Class A21, 3.58%, 09/25/35(c)		5,308	2,531,321
Series 2006-QO10, Class A1, (1 mo. LIBOR US + 0.32%), 1.94%, 01/25/37(c)		1,950	1,742,375
RCKT Mortgage Trust, Series 2020-1, Class B4, 3.48%, 02/25/50(a)(c)		958	839,042
RCO VI Mortgage LLC, Series 2022-1, Class A1, 3.00%, 01/25/27(a)(b)		18,310	17,424,460
Reperforming Loan REMIC Trust
Series 2005-R2, Class 1AF1, (1 mo. LIBOR US + 0.34%), 1.96%, 06/25/35(a)(c)		374	367,543
Series 2005-R3, Class AF, (1 mo. LIBOR US + 0.40%), 2.02%, 09/25/35(a)(c)		554	491,897
Residential Mortgage Loan Trust, Series 2019-3, Class B2, 5.66%, 09/25/59(a)(c)		2,900	2,569,602
RFMSI Series Trust, Series 2005-SA4, Class 2A1, 3.17%, 09/25/35(c)		2,169	1,532,845
RFMSI Series Trust, Series 2006-SA2, Class 2A1, 4.63%, 08/25/36(c)		504	357,966
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
RMF Buyout Issuance Trust
Series 2021-HB1, Class M3, 3.69%, 11/25/31(a)(c)	USD	3,379	$ 3,085,645
Series 2021-HB1, Class M6, 6.00%, 11/25/31(a)(c)(d)		1,062	878,295
Starwood Mortgage Residential Trust
Series 2020-3, Class B1, 4.75%, 04/25/65(a)(c)		2,820	2,724,097
Series 2020-INV1, Class B1, 3.26%, 11/25/55(a)		260	250,648
Series 2020-INV1, Class M1, 2.50%, 11/25/55(a)		2,688	2,605,387
Series 2021-1, Class B1, 3.52%, 05/25/65(a)(c)		648	615,770
Structured Asset Mortgage Investments II Trust, Series 2006-AR5, Class 2A1, (1 mo. LIBOR US + 0.42%), 2.04%, 05/25/46(c)		30	19,961
Structured Asset Securities Corp.
Series 2005-RF3, Class 1A, (1 mo. LIBOR US + 0.35%), 1.97%, 06/25/35(a)(c)		852	790,912
Series 2005-RF5, Class 2A, 3.33%, 07/25/35(a)(c)		2,210	2,066,682
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2006-RF3, Class 1A2, 6.00%, 10/25/36(a)		4,323	2,699,444
Series 2006-RF4, Class 2A1, 6.00%, 10/25/36(a)		1,288	809,835
Thornburg Mortgage Securities Trust, Series 2006-3, Class A1, 2.34%, 06/25/46(c)		1,105	800,815
Toorak Mortgage Corp.
Series 2019-2, Class A1, 3.72%, 09/25/22(b)		1,232	1,226,277
Series 2021-INV2, Class B1, 4.10%, 11/25/56(a)(c)		3,755	3,061,911
TVC Mortgage Trust, Series 2020-RTL1, Class A1, 3.47%, 09/25/24(a)		151	150,568
Verus Securitization Trust
Series 2019-4, Class B1, 3.86%, 11/25/59(a)(c)		800	793,329
Series 2020-4, Class B1, 5.05%, 05/25/65(a)(c)		2,600	2,514,768
Series 2020-5, Class M1, 2.60%, 05/25/65(a)(c)		263	238,559
Series 2021-1, Class M1, 1.97%, 01/25/66(a)(c)		3,000	2,431,748
Series 2021-R1, Class M1, 2.34%, 10/25/63(a)		3,250	3,110,753
Series 2021-R2, Class B1, 3.25%, 02/25/64(a)(c)		265	253,011
Series 2022-1, Class B1, 4.01%, 01/25/67(a)(c)		1,507	1,246,631
Visio Trust, Series 2019-2, Class B1, 3.91%, 11/25/54(a)(c)		100	85,225
Vista Point Securitization Trust
Series 2020-1, Class B1, 5.38%, 03/25/65(a)(c)		1,000	979,038
Series 2020-2, Class A3, 2.50%, 04/25/65(a)(c)		157	150,849
Series 2020-2, Class M1, 3.40%, 04/25/65(a)(c)		170	161,422
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2005-9, Class 5A6, (1 mo. LIBOR US + 0.55%), 2.17%, 11/25/35(c)		410	285,233
Series 2005-9, Class 5A9, 5.50%, 11/25/35		168	136,484
Series 2006-4, Class 1A1, 6.00%, 04/25/36		152	144,259
Series 2006-4, Class 3A1, 7.00%, 05/25/36(b)		106	95,957
Series 2006-AR1, Class A1A, (1 mo. LIBOR US + 0.50%), 2.12%, 02/25/36(c)		1,314	1,114,319
Series 2006-AR5, Class A1A, (12 mo. Federal Reserve Cumulative Average US + 0.99%), 1.47%, 06/25/46(c)		168	155,001
Series 2007-HY1, Class A2A, (1 mo. LIBOR US + 0.32%), 1.94%, 02/25/37(c)		577	495,592

Schedule of Investments (unaudited)  (continued)
June 30, 2022
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2007-OA1, Class 1A, (12 mo. Federal Reserve Cumulative Average US + 0.71%), 1.19%, 12/25/46(c)	USD	2,825	$ 2,477,882
Series 2007-OA4, Class 2A, (Cost of Funds for the 11th District of San Francisco + 1.25%), 1.47%, 05/25/47(c)		2,315	2,109,500
Series 2007-OA5, Class 1A, (12 mo. Federal Reserve Cumulative Average US + 0.75%), 1.23%, 06/25/47(c)		531	466,427
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR15, Class A1, 2.49%, 10/25/36(c)		1,085	1,028,710
Western Alliance CLN, Series 2021-CL1, Class M, 7.70%, 12/28/24		8,540	8,535,042
Western Mortgage Reference Notes
Series 2021-CL2, Class M1, (SOFR (30-day) + 3.15%), 4.08%, 07/25/59(a)(c)		10,301	10,201,729
Series 2021-CL2, Class M2, (SOFR (30-day) + 3.70%), 4.63%, 07/25/59(a)(c)		10,361	10,263,039
WinWater Mortgage Loan Trust, Series 2014-3, Class B5, 3.97%, 11/20/44(a)(c)		923	920,183
			351,366,073
Commercial Mortgage-Backed Securities — 24.9%
245 Park Avenue Trust
Series 2017-245P, Class A, 3.51%, 06/05/37(a)		5,000	4,665,502
Series 2017-245P, Class C, 3.78%, 06/05/37(a)(c)		3,000	2,685,035
Series 2017-245P, Class E, 3.78%, 06/05/37(a)(c)		1,151	940,942
280 Park Avenue Mortgage Trust
Series 2017-280P, Class A, (1 mo. LIBOR US + 0.88%), 2.07%, 09/15/34(a)(c)		5,000	4,903,844
Series 2017-280P, Class E, (1 mo. LIBOR US + 2.12%), 3.31%, 09/15/34(a)(c)		1,705	1,620,271
Angel Oak SB Commercial Mortgage Trust, Series 2020-SBC1, Class A1, 2.07%, 05/25/50(a)(c)		8,702	8,376,683
AREIT LLC, Series 2022-CRE7, Class A, (1 mo. CME Term SOFR + 2.24%), 3.24%, 06/17/39(a)(c)		3,080	3,059,532
Ashford Hospitality Trust, Series 2018-ASHF, Class D, (1 mo. LIBOR US + 2.10%), 3.42%, 04/15/35(a)(c)		644	602,223
Austin Fairmont Hotel Trust, Series 2019-FAIR, Class A, (1 mo. LIBOR US + 1.05%), 2.37%, 09/15/32(a)(c)		2,000	1,952,196
Banc of America Merrill Lynch Commercial Mortgage Securities Trust
Series 2015-200P, Class F, 3.72%, 04/14/33(a)(c)		1,294	1,165,867
Series 2017-SCH, Class AL, (1 mo. LIBOR US + 0.90%), 2.23%, 11/15/32(a)(c)		2,470	2,324,712
Series 2017-SCH, Class DL, (1 mo. LIBOR US + 2.00%), 3.33%, 11/15/32(a)(c)		1,090	902,542
BANK
Series 2019-BN22, Class A4, 2.98%, 11/15/62		3,000	2,745,961
Series 2020-BN28, Class A4, 1.84%, 03/15/63		4,200	3,489,469
Series 2021-BN33, Class A5, 2.56%, 05/15/64		1,999	1,741,994
Series 2021-BN35, Class A5, 2.29%, 06/15/64		744	631,158
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
BANK
Series 2021-BN37, Class A5, 2.62%, 11/15/64(c)	USD	2,485	$ 2,167,778
Bayview Commercial Asset Trust
Series 2006-1A, Class A1, (1 mo. LIBOR US + 0.41%), 2.03%, 04/25/36(a)(c)		7,562	6,735,975
Series 2006-1A, Class A2, (1 mo. LIBOR US + 0.54%), 2.16%, 04/25/36(a)(c)		17	15,197
Series 2006-4A, Class A2, (1 mo. LIBOR US + 0.41%), 2.03%, 12/25/36(a)(c)		1,563	1,430,756
Series 2006-SP2, Class A, (1 mo. LIBOR US + 0.42%), 2.04%, 01/25/37(a)(c)		1,600	1,446,762
Series 2007-1, Class A2, (1 mo. LIBOR US + 0.27%), 1.89%, 03/25/37(a)(c)		7,386	6,750,009
Series 2007-2A, Class A1, (1 mo. LIBOR US + 0.27%), 1.89%, 07/25/37(a)(c)		35	30,868
Series 2007-4A, Class A1, (1 mo. LIBOR US + 0.45%), 2.07%, 09/25/37(a)(c)		6,721	6,094,510
Series 2007-6A, Class A4A, (1 mo. LIBOR US + 1.50%), 3.12%, 12/25/37(a)(c)		4,260	3,863,959
BBCMS Mortgage Trust
Series 2017-DELC, Class F, (1 mo. LIBOR US + 3.50%), 4.82%, 08/15/36(a)(c)		1,936	1,809,511
Series 2018-CHRS, Class E, 4.41%, 08/05/38(a)(c)		1,000	751,546
Series 2018-TALL, Class A, (1 mo. LIBOR US + 0.72%), 2.05%, 03/15/37(a)(c)		5,000	4,767,927
Series 2021-C12, Class A5, 2.69%, 11/15/54		2,356	2,057,276
Series 2022-C16, Class A5, 4.60%, 06/15/55(c)		3,180	3,247,674
BBCMS Trust, Series 2015-SRCH, Class A1, 3.31%, 08/10/35(a)		382	366,502
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR7, Class B, 5.21%, 02/11/41(c)		228	225,199
Beast Mortgage Trust
Series 2021-SSCP, Class B, (1 mo. LIBOR US + 1.10%), 2.42%, 04/15/36(a)(c)		278	263,217
Series 2021-SSCP, Class C, (1 mo. LIBOR US + 1.35%), 2.67%, 04/15/36(a)(c)		337	314,583
Series 2021-SSCP, Class D, (1 mo. LIBOR US + 1.60%), 2.92%, 04/15/36(a)(c)		324	300,353
Series 2021-SSCP, Class E, (1 mo. LIBOR US + 2.10%), 3.42%, 04/15/36(a)(c)		278	256,575
Series 2021-SSCP, Class F, (1 mo. LIBOR US + 2.90%), 4.22%, 04/15/36(a)(c)		262	241,482
Series 2021-SSCP, Class G, (1 mo. LIBOR US + 3.80%), 5.12%, 04/15/36(a)(c)		293	270,430
Series 2021-SSCP, Class H, (1 mo. LIBOR US + 4.90%), 6.23%, 04/15/36(a)(c)		216	199,707
Benchmark Mortgage Trust
Series 2018-B5, Class C, 4.76%, 07/15/51(c)		3,162	2,866,104
Series 2019-B10, Class 3CCA, 4.03%, 03/15/62(a)(c)		349	289,060
Series 2019-B15, Class A5, 2.93%, 12/15/72		4,747	4,327,177
Series 2021-B24, Class A5, 2.58%, 03/15/54		3,000	2,624,951
Series 2022-B34, Class A5, 3.79%, 04/15/55(c)		2,837	2,715,117
Series 2022-B35, Class A5, 4.59%, 05/15/55(c)		2,000	2,023,269
BFLD Trust, Series 2020-EYP, Class E, (1 mo. LIBOR US + 3.70%), 5.02%, 10/15/35(a)(c)		2,000	1,880,002
BHMS
Series 2018-ATLS, Class A, (1 mo. LIBOR US + 1.25%), 2.57%, 07/15/35(a)(c)		2,850	2,739,999

Schedule of Investments (unaudited)  (continued)
June 30, 2022
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
BHMS
Series 2018-ATLS, Class C, (1 mo. LIBOR US + 1.90%), 3.22%, 07/15/35(a)(c)	USD	2,600	$ 2,458,190
BMO Mortgage Trust, Series 2022-C2, Class A5, 4.97%, 07/15/54(c)		1,432	1,483,165
BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class A, (1 mo. CME Term SOFR + 1.77%), 2.27%, 05/15/39(a)(c)		2,965	2,905,018
BPR Trust
Series 2021-TY, Class E, (1 mo. LIBOR US + 3.60%), 4.92%, 09/15/38(a)(c)		3,138	3,010,124
Series 2022-SSP, Class A, (1 mo. CME Term SOFR + 3.00%), 4.28%, 05/15/39(a)(c)		770	762,907
BWAY Mortgage Trust
Series 2013-1515, Class A2, 3.45%, 03/10/33(a)		1,696	1,626,511
Series 2013-1515, Class C, 3.45%, 03/10/33(a)		250	233,074
BX Commercial Mortgage Trust
Series 2019-XL, Class D, (1 mo. LIBOR US + 1.45%), 2.77%, 10/15/36(a)(c)		2,550	2,466,616
Series 2019-XL, Class G, (1 mo. LIBOR US + 2.30%), 3.62%, 10/15/36(a)(c)		4,250	4,026,936
Series 2019-XL, Class J, (1 mo. LIBOR US + 2.65%), 3.97%, 10/15/36(a)(c)		6,418	6,032,552
Series 2020-VIV2, Class C, 3.66%, 03/09/44(a)(c)		2,204	1,844,787
Series 2020-VIVA, Class D, 3.67%, 03/11/44(a)(c)		3,000	2,420,730
Series 2020-VKNG, Class F, (1 mo. LIBOR US + 2.75%), 4.07%, 10/15/37(a)(c)		1,504	1,398,853
Series 2021-21M, Class E, (1 mo. LIBOR US + 2.17%), 3.50%, 10/15/36(a)(c)		6,185	5,748,648
Series 2021-CIP, Class E, (1 mo. LIBOR US + 2.82%), 4.14%, 12/15/38(a)(c)		4,758	4,423,532
Series 2021-MC, Class E, (1 mo. LIBOR US + 2.10%), 3.42%, 04/15/34(a)(c)		1,793	1,682,420
Series 2021-MC, Class F, (1 mo. LIBOR US + 2.35%), 3.67%, 04/15/34(a)(c)		1,875	1,735,545
Series 2021-NWM, Class A, (1 mo. LIBOR US + 0.91%), 2.23%, 02/15/33(a)(c)(d)		1,061	1,026,456
Series 2021-NWM, Class B, (1 mo. LIBOR US + 2.15%), 3.47%, 02/15/33(a)(c)(d)		622	601,799
Series 2021-NWM, Class C, (1 mo. LIBOR US + 4.25%), 5.57%, 02/15/33(a)(c)(d)		410	397,155
Series 2021-VINO, Class A, (1 mo. LIBOR US + 0.65%), 1.98%, 05/15/38(a)(c)		4,950	4,713,787
Series 2021-VINO, Class F, (1 mo. LIBOR US + 2.80%), 4.13%, 05/15/38(a)(c)		7,100	6,390,932
Series 2021-VIV5, Class A, 2.84%, 03/09/44(a)(c)		1,522	1,316,541
Series 2021-XL2, Class F, (1 mo. LIBOR US + 2.24%), 3.57%, 10/15/38(a)(c)		4,726	4,429,459
Series 2022-CSMO, Class C, (1 mo. CME Term SOFR + 3.89%), 4.64%, 06/15/27(a)(c)		1,080	1,058,392
Series 2022-LP2, Class F, (1 mo. CME Term SOFR + 3.26%), 4.59%, 02/15/39(a)(c)		2,237	2,067,693
BX Trust
Series 2019-CALM, Class E, (1 mo. LIBOR US + 2.00%), 3.32%, 11/15/32(a)(c)		3,000	2,822,095
Series 2019-OC11, Class A, 3.20%, 12/09/41(a)		3,757	3,356,736
Series 2021-ARIA, Class C, (1 mo. LIBOR US + 1.65%), 2.97%, 10/15/36(a)(c)		150	139,831
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
BX Trust
Series 2021-ARIA, Class D, (1 mo. LIBOR US + 1.90%), 3.22%, 10/15/36(a)(c)	USD	1,249	$ 1,162,761
Series 2021-ARIA, Class G, (1 mo. LIBOR US + 3.14%), 4.47%, 10/15/36(a)(c)		7,890	7,121,940
Series 2021-SDMF, Class E, (1 mo. LIBOR US + 1.59%), 2.91%, 09/15/34(a)(c)		3,980	3,715,172
Series 2021-SDMF, Class J, (1 mo. LIBOR US + 4.03%), 5.36%, 09/15/34(a)(c)		1,344	1,235,388
Series 2021-SOAR, Class G, (1 mo. LIBOR US + 2.80%), 4.13%, 06/15/38(a)(c)		5,351	4,922,202
Series 2021-SOAR, Class J, (1 mo. LIBOR US + 3.75%), 5.08%, 06/15/38(a)(c)		4,714	4,321,004
Series 2021-VIEW, Class E, (1 mo. LIBOR US + 3.60%), 4.92%, 06/15/36(a)(c)		7,397	6,849,194
Series 2022-IND, Class E, (1 mo. CME Term SOFR + 3.99%), 5.32%, 04/15/37(a)(c)		5,960	5,638,105
Series 2022-LBA6, Class D, (1 mo. CME Term SOFR + 2.00%), 3.28%, 01/15/39(a)(c)		2,150	2,034,174
BXP Trust
Series 2017-GM, Class B, 3.54%, 06/13/39(a)(c)		265	244,550
Series 2021-601L, Class D, 2.87%, 01/15/44(a)(c)		1,554	1,111,805
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class D, (1 mo. LIBOR US + 1.75%), 3.07%, 12/15/37(a)(c)		1,000	962,318
Series 2019-LIFE, Class E, (1 mo. LIBOR US + 2.15%), 3.47%, 12/15/37(a)(c)		2,269	2,180,659
CD Mortgage Trust, Series 2016-CD1, Class A3, 2.46%, 08/10/49		4,339	4,057,715
CFCRE Commercial Mortgage Trust
Series 2016-C4, Class C, 5.01%, 05/10/58(c)		130	122,260
Series 2018-TAN, Class A, 4.24%, 02/15/33(a)		1,000	993,152
Series 2018-TAN, Class B, 4.69%, 02/15/33(a)		1,081	1,071,125
Series 2018-TAN, Class C, 5.30%, 02/15/33(a)		1,050	1,039,248
CFK Trust
Series 2019-FAX, Class D, 4.79%, 01/15/39(a)(c)		2,500	2,250,280
Series 2019-FAX, Class E, 4.79%, 01/15/39(a)(c)		2,600	2,252,360
Citigroup Commercial Mortgage Trust
Series 2013-375P, Class C, 3.64%, 05/10/35(a)(c)		100	95,818
Series 2015-GC27, Class C, 4.57%, 02/10/48(c)		491	463,649
Series 2016-P3, Class A4, 3.33%, 04/15/49		2,635	2,544,240
Series 2017-P7, Class A4, 3.71%, 04/14/50		6,000	5,868,412
Series 2019-PRM, Class E, 4.89%, 05/10/36(a)(c)		3,000	3,016,576
Series 2019-SMRT, Class A, 4.15%, 01/10/36(a)		2,000	1,987,953
Series 2019-SMRT, Class D, 4.90%, 01/10/36(a)(c)		3,000	2,930,935
Cold Storage Trust
Series 2020-ICE5, Class A, (1 mo. LIBOR US + 0.90%), 2.22%, 11/15/37(a)(c)		8,238	8,031,478
Series 2020-ICE5, Class E, (1 mo. LIBOR US + 2.77%), 4.09%, 11/15/37(a)(c)		1,966	1,902,924
Commercial Mortgage Trust
Series 2013-GAM, Class A2, 3.37%, 02/10/28(a)		823	811,342
Series 2013-GAM, Class B, 3.53%, 02/10/28(a)(c)		1,500	1,441,600
Series 2013-WWP, Class D, 3.90%, 03/10/31(a)		110	110,072
Series 2015-CR23, Class A4, 3.50%, 05/10/48		2,000	1,961,453
Series 2015-CR26, Class A4, 3.63%, 10/10/48		3,535	3,465,211
Series 2015-PC1, Class B, 4.44%, 07/10/50(c)		3,175	3,033,978

Schedule of Investments (unaudited)  (continued)
June 30, 2022
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Commercial Mortgage Trust
Series 2016-667M, Class D, 3.29%, 10/10/36(a)(c)	USD	500	$ 415,023
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class A, (1 mo. LIBOR US + 0.98%), 2.30%, 05/15/36(a)(c)		9,475	9,319,885
Series 2019-ICE4, Class B, (1 mo. LIBOR US + 1.23%), 2.55%, 05/15/36(a)(c)		3,015	2,947,865
Series 2019-ICE4, Class E, (1 mo. LIBOR US + 2.15%), 3.47%, 05/15/36(a)(c)		6,331	6,075,933
Series 2019-ICE4, Class F, (1 mo. LIBOR US + 2.65%), 3.97%, 05/15/36(a)(c)		8,897	8,452,832
Credit Suisse Mortgage Trust
Series 2017-PFHP, Class A, (1 mo. LIBOR US + 0.95%), 2.27%, 12/15/30(a)(c)		240	237,902
Series 2020-FACT, Class E, (1 mo. LIBOR US + 4.86%), 6.19%, 10/15/37(a)(c)		2,000	1,899,271
Series 2021-980M, Class D, 3.65%, 07/15/31(a)(c)		3,364	2,942,815
Series 2021-980M, Class E, 3.65%, 07/15/31(a)(c)		2,195	1,845,507
Series 2021-BHAR, Class E, (1 mo. LIBOR US + 3.50%), 4.83%, 11/15/38(a)(c)(d)		633	595,020
CSAIL Commercial Mortgage Trust
Series 2018-C14, Class A4, 4.42%, 11/15/51(c)		4,219	4,207,497
Series 2019-C16, Class A3, 3.33%, 06/15/52		2,000	1,861,790
Series 2019-C16, Class C, 4.24%, 06/15/52(c)		1,622	1,451,438
DBGS Mortgage Trust
Series 2018-5BP, Class A, (1 mo. LIBOR US + 0.80%), 2.12%, 06/15/33(a)(c)		5,000	4,824,087
Series 2018-BIOD, Class A, (1 mo. LIBOR US + 0.80%), 1.99%, 05/15/35(a)(c)		4,569	4,504,745
Series 2018-BIOD, Class D, (1 mo. LIBOR US + 1.30%), 2.49%, 05/15/35(a)(c)		3,198	3,105,735
Series 2018-BIOD, Class F, (1 mo. LIBOR US + 2.00%), 3.19%, 05/15/35(a)(c)		3,052	2,877,411
Series 2018-BIOD, Class G, (1 mo. LIBOR US + 2.50%), 3.69%, 05/15/35(a)(c)		429	402,819
Series 2019-1735, Class F, 4.33%, 04/10/37(a)(c)		160	117,911
Deutsche Bank UBS Mortgage Trust
Series 2017-BRBK, Class A, 3.45%, 10/10/34(a)		2,670	2,593,664
Series 2017-BRBK, Class D, 3.65%, 10/10/34(a)(c)		990	931,809
Series 2017-BRBK, Class F, 3.65%, 10/10/34(a)(c)		1,524	1,387,628
ELP Commercial Mortgage Trust
Series 2021-ELP, Class G, (1 mo. LIBOR US + 3.12%), 4.44%, 11/15/38(a)(c)		6,602	6,051,480
Series 2021-ELP, Class J, (1 mo. LIBOR US + 3.61%), 4.94%, 11/15/38(a)(c)		2,557	2,341,474
Extended Stay America Trust
Series 2021-ESH, Class D, (1 mo. LIBOR US + 2.25%), 3.58%, 07/15/38(a)(c)		5,357	5,168,699
Series 2021-ESH, Class E, (1 mo. LIBOR US + 2.85%), 4.18%, 07/15/38(a)(c)		3,469	3,315,147
Series 2021-ESH, Class F, (1 mo. LIBOR US + 3.70%), 5.03%, 07/15/38(a)(c)		3,618	3,474,202
FREMF Mortgage Trust
Series 2018-K74, Class B, 4.23%, 02/25/51(a)(c)		2,150	2,088,935
Series 2018-W5FX, Class CFX, 3.79%, 04/25/28(a)(c)		4,100	3,726,205
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
FREMF Mortgage Trust
Series 2020-K105, Class B, 3.53%, 03/25/53(a)(c)	USD	2,905	$ 2,645,224
GCT Commercial Mortgage Trust, Series 2021-GCT, Class A, (1 mo. LIBOR US + 0.80%), 2.12%, 02/15/38(a)(c)		2,730	2,642,727
Grace Trust, Series 2020-GRCE, Class F, 2.77%, 12/10/40(a)(c)		2,000	1,347,081
GS Mortgage Securities Corp. II, Series 2018-GS10, Class A5, 4.16%, 07/10/51(c)		4,100	4,052,481
GS Mortgage Securities Corp. Trust, Series 2021-DM, Class F, (1 mo. LIBOR US + 3.44%), 4.76%, 11/15/36(a)(c)		1,212	1,131,840
GS Mortgage Securities Trust
Series 2015-GC32, Class C, 4.57%, 07/10/48(c)		410	387,121
Series 2015-GC32, Class D, 3.35%, 07/10/48		53	45,749
Series 2017-GS6, Class A3, 3.43%, 05/10/50		2,000	1,925,955
Series 2019-GSA1, Class A4, 3.05%, 11/10/52		2,587	2,381,382
Series 2019-GSA1, Class C, 3.93%, 11/10/52(c)(d)		5,000	4,388,000
Harvest Commercial Capital Loan Trust, Series 2020-1, Class M4, 5.96%, 04/25/52(a)(c)		669	592,523
HONO Mortgage Trust
Series 2021-LULU, Class E, (1 mo. LIBOR US + 3.35%), 4.67%, 10/15/36(a)(c)		1,968	1,858,737
Series 2021-LULU, Class F, (1 mo. LIBOR US + 4.40%), 5.72%, 10/15/36(a)(c)		1,629	1,533,182
Houston Galleria Mall Trust, Series 2015-HGLR, Class D, 3.98%, 03/05/37(a)		578	524,075
Hudson Yards Mortgage Trust
Series 2019-30HY, Class E, 3.56%, 07/10/39(a)(c)		2,000	1,665,640
Series 2019-55HY, Class F, 3.04%, 12/10/41(a)(c)		1,000	773,292
JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class D1, 4.27%, 12/15/48(a)(c)		1,190	1,043,814
JPMDB Commercial Mortgage Securities Trust, Series 2019-COR6, Class A4, 3.06%, 11/13/52		1,968	1,799,694
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2015-JP1, Class C, 4.88%, 01/15/49(c)		315	302,194
Series 2016-JP2, Class A4, 2.82%, 08/15/49		3,655	3,471,270
Series 2016-NINE, Class A, 2.95%, 09/06/38(a)(c)		2,371	2,192,594
Series 2018-PHH, Class A, (1 mo. LIBOR US + 1.06%), 2.71%, 06/15/35(a)(c)		4,845	4,717,615
Series 2019-MFP, Class F, (1 mo. LIBOR US + 3.00%), 4.32%, 07/15/36(a)(c)		1,000	918,963
Series 2020-609M, Class D, (1 mo. LIBOR US + 2.77%), 4.10%, 10/15/33(a)(c)		700	661,243
Series 2021-MHC, Class E, (1 mo. LIBOR US + 2.45%), 3.77%, 04/15/38(a)(c)		2,528	2,337,531
Series 2022-NLP, Class F, (1 mo. CME Term SOFR + 3.54%), 4.82%, 04/15/37(a)(c)		3,442	3,166,469
Series 2022-OPO, Class D, 3.57%, 01/05/39(a)(c)		2,865	2,401,024
KNDL Mortgage Trust, Series 2019-KNSQ, Class E, (1 mo. LIBOR US + 1.80%), 3.12%, 05/15/36(a)(c)		1,159	1,117,839

Schedule of Investments (unaudited)  (continued)
June 30, 2022
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Lehman Brothers Small Balance Commercial Mortgage Trust
Series 2007-1A, Class 1A, (1 mo. LIBOR US + 0.25%), 1.87%, 03/25/37(a)(c)	USD	57	$ 56,922
Series 2007-2A, Class M1, (1 mo. LIBOR US + 0.40%), 2.02%, 06/25/37(a)(c)		741	708,288
Series 2007-3A, Class M2, (1 mo. LIBOR US + 2.00%), 3.62%, 10/25/37(a)(c)		3,340	2,872,272
Life Mortgage Trust, Series 2021-BMR, Class A, (1 mo. LIBOR US + 0.70%), 2.02%, 03/15/38(a)(c)		1,946	1,883,670
LUXE Trust, Series 2021-TRIP, Class E, (1 mo. LIBOR US + 2.75%), 4.07%, 10/15/38(a)(c)		654	608,828
Med Trust
Series 2021-MDLN, Class F, (1 mo. LIBOR US + 4.00%), 5.33%, 11/15/38(a)(c)		2,200	2,057,036
Series 2021-MDLN, Class G, (1 mo. LIBOR US + 5.25%), 6.58%, 11/15/38(a)(c)		21,012	18,917,387
MF1, Series 2021-W10, Class G, (1 mo. CME Term SOFR + 4.22%), 5.50%, 12/15/34(a)(c)(d)		560	515,200
MHC Commercial Mortgage Trust
Series 2021-MHC, Class A, (1 mo. LIBOR US + 0.80%), 2.13%, 04/15/38(a)(c)		1,950	1,899,995
Series 2021-MHC, Class F, (1 mo. LIBOR US + 2.60%), 3.93%, 04/15/38(a)(c)		2,500	2,324,265
Series 2021-MHC2, Class A, (1 mo. LIBOR US + 0.85%), 2.17%, 05/15/23(a)(c)		5,000	4,799,079
MHP
Series 2021-STOR, Class G, (1 mo. LIBOR US + 2.75%), 4.07%, 07/15/38(a)(c)		2,146	1,962,046
Series 2021-STOR, Class J, (1 mo. LIBOR US + 3.95%), 5.27%, 07/15/38(a)(c)		2,846	2,602,845
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C23, Class D, 4.28%, 07/15/50(a)(c)		233	210,918
Series 2015-C25, Class A5, 3.64%, 10/15/48		1,455	1,431,768
Series 2015-C26, Class C, 4.52%, 10/15/48(c)		1,000	945,189
Series 2016-C32, Class A4, 3.72%, 12/15/49		1,060	1,035,104
Morgan Stanley Capital I Trust
Series 2015-MS1, Class A4, 3.78%, 05/15/48(c)		2,000	1,970,824
Series 2015-MS1, Class C, 4.17%, 05/15/48(c)		20	18,397
Series 2017-CLS, Class A, (1 mo. LIBOR US + 0.70%), 2.02%, 11/15/34(a)(c)		4,330	4,287,360
Series 2017-CLS, Class F, (1 mo. LIBOR US + 2.60%), 3.92%, 11/15/34(a)(c)(d)		843	842,831
Series 2017-H1, Class B, 4.08%, 06/15/50		2,400	2,225,906
Series 2017-H1, Class C, 4.28%, 06/15/50(c)(d)		829	823,985
Series 2017-H1, Class D, 2.55%, 06/15/50(a)(d)		900	707,400
Series 2017-HR2, Class D, 2.73%, 12/15/50		160	123,396
Series 2018-H3, Class C, 5.03%, 07/15/51(c)(d)		450	470,624
Series 2018-MP, Class E, 4.42%, 07/11/40(a)(c)		2,184	1,704,855
Series 2018-SUN, Class D, (1 mo. LIBOR US + 1.65%), 2.97%, 07/15/35(a)(c)		1,000	949,764
Series 2018-SUN, Class F, (1 mo. LIBOR US + 2.55%), 3.87%, 07/15/35(a)(c)		335	314,808
Series 2019-H7, Class AS, 3.52%, 07/15/52		1,900	1,744,167
Series 2019-H7, Class C, 4.13%, 07/15/52		5,000	4,446,583
Series 2019-H7, Class D, 3.00%, 07/15/52(a)		3,000	2,220,619
Morgan Stanley Mortgage Capital Trust, Series 2017-237P, Class A, 3.40%, 09/13/39(a)		5,400	4,986,056
Motel Trust, Series 2021-MTL6, Class F, (1 mo. LIBOR US + 3.55%), 4.87%, 09/15/38(a)(c)		1,960	1,859,232
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
MSCG Trust, Series 2018-SELF, Class E, (1 mo. LIBOR US + 2.15%), 3.47%, 10/15/37(a)(c)	USD	4,776	$ 4,536,091
MTN Commercial Mortgage Trust
Series 2022-LPFL, Class A, (1 mo. CME Term SOFR + 1.40%), 2.68%, 03/15/39(a)(c)		3,720	3,653,226
Series 2022-LPFL, Class F, (1 mo. CME Term SOFR + 5.29%), 6.56%, 03/15/39(a)(c)		3,220	3,041,165
Natixis Commercial Mortgage Securities Trust
Series 2017-75B, Class A, 3.86%, 04/10/37(a)		1,850	1,774,394
Series 2018-RIVA, Class E, (1 mo. CME Term SOFR + 2.79%), 4.07%, 02/15/33(a)(c)		327	323,620
Olympic Tower Mortgage Trust
Series 2017-OT, Class A, 3.57%, 05/10/39(a)		4,200	3,846,628
Series 2017-OT, Class D, 4.08%, 05/10/39(a)(c)		1,080	902,024
Series 2017-OT, Class E, 4.08%, 05/10/39(a)(c)		498	391,794
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 09/15/54(a)		3,442	2,974,084
PKHL Commercial Mortgage Trust
Series 2021-MF, Class F, (1 mo. LIBOR US + 3.35%), 4.68%, 07/15/38(a)(c)		1,824	1,685,932
Series 2021-MF, Class G, (1 mo. LIBOR US + 4.35%), 5.68%, 07/15/38(a)(c)		1,967	1,824,139
Ready Capital Mortgage Financing LLC
Series 2021-FL5, Class A, (1 mo. LIBOR US + 1.00%), 2.62%, 04/25/38(a)(c)		2,734	2,638,740
Series 2022-FL9, Class A, (1 mo. CME Term SOFR + 2.47%), 3.72%, 06/25/37(a)(c)		1,411	1,399,797
RIAL Issuer Ltd., Series 2022-FL8, Class A, (1 mo. CME Term SOFR + 2.25%), 3.73%, 01/19/37(a)(c)		10,254	10,180,633
SG Commercial Mortgage Securities Trust
Series 2016-C5, Class B, 3.93%, 10/10/48		2,000	1,838,047
Series 2019-PREZ, Class E, 3.59%, 09/15/39(a)(c)		2,000	1,564,730
SLG Office Trust, Series 2021-OVA, Class A, 2.59%, 07/15/41(a)		8,300	7,040,258
SMRT, Series 2022-MINI, Class E, (1 mo. CME Term SOFR + 2.70%), 3.98%, 01/15/39(a)(c)		847	779,591
SREIT Trust
Series 2021-MFP, Class F, (1 mo. LIBOR US + 2.62%), 3.95%, 11/15/38(a)(c)		2,960	2,729,623
Series 2021-MFP2, Class F, (1 mo. LIBOR US + 2.62%), 3.94%, 11/15/36(a)(c)		2,226	2,078,079
Series 2021-MFP2, Class J, (1 mo. LIBOR US + 3.92%), 5.24%, 11/15/36(a)(c)		748	697,990
STWD Trust
Series 2021-FLWR, Class B, (1 mo. LIBOR US + 0.93%), 2.25%, 07/15/36(a)(c)		7,000	6,622,703
Series 2021-FLWR, Class E, (1 mo. LIBOR US + 1.92%), 3.25%, 07/15/36(a)(c)		1,738	1,616,368
Series 2021-FLWR, Class G, (1 mo. LIBOR US + 3.67%), 5.00%, 07/15/23(a)(c)		4,188	3,818,002
Taubman Centers Commercial Mortgage Trust, Series 2022-DPM, Class A, (1 mo. CME Term SOFR + 2.19%), 3.47%, 05/15/37(a)(c)		4,470	4,347,722
TPGI Trust
Series 2021-DGWD, Class F, (1 mo. LIBOR US + 3.00%), 4.32%, 06/15/26(a)(c)		1,700	1,559,102
Series 2021-DGWD, Class G, (1 mo. LIBOR US + 3.85%), 5.17%, 06/15/26(a)(c)		1,700	1,555,988
TTAN, Series 2021-MHC, Class A, (1 mo. LIBOR US + 0.85%), 2.18%, 03/15/38(a)(c)		1,995	1,919,741

Schedule of Investments (unaudited)  (continued)
June 30, 2022
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Velocity Commercial Capital Loan Trust
Series 2019-2, Class M2, 3.39%, 07/25/49(a)(c)	USD	1,951	$ 1,854,680
Series 2019-2, Class M3, 3.48%, 07/25/49(a)(c)		890	831,928
Series 2019-2, Class M4, 3.99%, 07/25/49(a)(c)		2,192	2,008,871
Series 2021-1, Class M4, 2.85%, 05/25/51(a)(c)		2,318	1,968,306
Series 2021-3, Class M4, 3.48%, 10/25/51(a)(c)		2,826	2,322,972
Series 2021-4, Class A, 2.52%, 12/26/51(a)(c)		8,954	8,463,033
Series 2021-4, Class M4, 4.48%, 12/26/51(a)(c)		1,315	1,146,845
Series 2022-1, Class M4, 5.20%, 02/25/52(a)(c)		5,817	5,195,108
VMC Finance LLC, Series 2021-FL4, Class A, (1 mo. LIBOR US + 1.10%), 2.71%, 06/16/36(a)(c)		4,965	4,840,780
Wells Fargo Commercial Mortgage Trust
Series 2017-C39, Class B, 4.03%, 09/15/50		2,000	1,878,568
Series 2017-C39, Class C, 4.12%, 09/15/50		3,000	2,751,076
Series 2017-C39, Class D, 4.48%, 09/15/50(a)(c)		750	628,774
Series 2017-C41, Class B, 4.19%, 11/15/50(c)		2,000	1,813,919
Series 2017-C42, Class B, 4.00%, 12/15/50(c)		500	463,762
Series 2017-HSDB, Class A, (1 mo. LIBOR US + 0.85%), 2.11%, 12/13/31(a)(c)		846	831,744
Series 2018-1745, Class A, 3.87%, 06/15/36(a)(c)		5,000	4,642,645
Series 2018-C44, Class C, 4.99%, 05/15/51(c)		1,484	1,384,676
Series 2018-C44, Class D, 3.00%, 05/15/51(a)		317	236,215
Series 2018-C46, Class A4, 4.15%, 08/15/51		3,740	3,696,646
Series 2019-C49, Class A5, 4.02%, 03/15/52		2,796	2,737,082
Series 2019-C49, Class C, 4.87%, 03/15/52(c)		1,500	1,377,679
Series 2019-C50, Class B, 4.19%, 05/15/52		3,121	2,922,555
Series 2019-C53, Class A3, 2.79%, 10/15/52		1,000	902,575
Series 2020-SDAL, Class D, (1 mo. LIBOR US + 2.09%), 3.41%, 02/15/37(a)(c)		1,000	941,525
Series 2020-SDAL, Class E, (1 mo. LIBOR US + 2.74%), 4.06%, 02/15/37(a)(c)		1,600	1,491,614
Series 2021-C59, Class A4, 2.34%, 04/15/54		5,000	4,280,287
Series 2021-C59, Class A5, 2.63%, 04/15/54		4,990	4,341,815
Series 2021-FCMT, Class A, (1 mo. LIBOR US + 1.20%), 2.52%, 05/15/31(a)(c)		4,660	4,449,993
			631,876,434
Interest Only Collateralized Mortgage Obligations — 0.2%
JPMorgan Mortgage Trust
Series 2021-INV7, Class A2X, 0.50%, 02/25/52(a)(c)		34,789	904,764
Series 2021-INV7, Class A3X, 0.50%, 02/25/52(a)(c)		21,737	474,102
Series 2021-INV7, Class A4X, 0.50%, 02/25/52(a)(c)		7,873	491,451
Series 2021-INV7, Class A5X, 0.50%, 02/25/52(a)(c)		3,788	98,520
Series 2021-INV7, Class AX1, 0.27%, 02/25/52(a)(c)		68,187	840,623
Voyager OPTONE Delaware Trust, Series 2009-1, Class SAA7, 6.98%, 02/25/38(a)(c)		10,047	2,881,081
			5,690,541
Interest Only Commercial Mortgage-Backed Securities — 0.8%
Banc of America Merrill Lynch Commercial Mortgage Securities Trust
Series 2017-SCH, Class XFCP, 0.00%, 11/15/19(a)(c)(d)		95,950	960
Series 2017-SCH, Class XLCP, 0.00%, 11/15/19(a)(c)(d)		56,050	561
Security		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
BANK
Series 2019-BN22, Class XA, 0.71%, 11/15/62(c)	USD	38,783	$ 1,372,677
Series 2019-BN22, Class XB, 0.24%, 11/15/62(c)		85,561	932,615
Series 2020-BN28, Class XB, 1.09%, 03/15/63(c)		29,820	1,924,942
Bank of America Merrill Lynch Commercial Mortgage Trust, Series 2017-BNK3, Class XD, 1.39%, 02/15/50(a)(c)		10,000	499,000
BBCMS Trust, Series 2015-SRCH, Class XB, 0.30%, 08/10/35(a)(c)		12,500	123,000
Benchmark Mortgage Trust
Series 2019-B12, Class XA, 1.18%, 08/15/52(c)		37,808	1,798,220
Series 2019-B9, Class XA, 1.20%, 03/15/52(c)		15,795	833,233
Series 2020-B17, Class XB, 0.65%, 03/15/53(c)		17,599	557,360
Series 2020-B19, Class XA, 1.89%, 09/15/53(c)		23,937	2,084,115
Series 2021-B23, Class XA, 1.38%, 02/15/54(c)		18,390	1,360,624
CFK Trust, Series 2019-FAX, Class XA, 0.35%, 01/15/39(a)(c)		62,648	968,115
Citigroup Commercial Mortgage Trust, Series 2019-SMRT, Class X, 0.67%, 01/10/36(a)(c)		80,300	572,467
Commercial Mortgage Trust, Series 2019-GC44, Class XA, 0.76%, 08/15/57(c)		40,674	1,303,515
CSAIL Commercial Mortgage Trust
Series 2019-C16, Class XA, 1.72%, 06/15/52(c)		9,742	800,294
Series 2019-C17, Class XA, 1.50%, 09/15/52(c)		3,975	272,092
Deutsche Bank JPMorgan Mortgage Trust, Series 2017-C6, Class XD, 1.00%, 06/10/50(c)		11,214	438,916
GS Mortgage Securities Corp. II, Series 2005-ROCK, Class X1, 0.40%, 05/03/32(a)(c)		144,016	1,023,119
JPMDB Commercial Mortgage Securities Trust
Series 2016-C4, Class XC, 0.75%, 12/15/49(a)(c)		8,570	226,690
Series 2017-C5, Class XB, 0.42%, 03/15/50(c)		30,000	390,300
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class XC, 0.75%, 08/15/49(a)(c)		17,400	447,347
LSTAR Commercial Mortgage Trust, Series 2017-5, Class X, 0.94%, 03/10/50(a)(c)		9,127	218,044
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class XF, 1.33%, 12/15/47(a)(c)		220	5,676
Morgan Stanley Capital I Trust
Series 2017-H1, Class XD, 2.32%, 06/15/50(a)(c)		8,625	749,155
Series 2019-L2, Class XA, 1.18%, 03/15/52(c)		11,178	594,141
Olympic Tower Mortgage Trust, Series 2017-OT, Class XA, 0.51%, 05/10/39(a)(c)		28,100	482,196
One Market Plaza Trust
Series 2017-1MKT, Class XCP, 0.00%, 02/10/32(a)(c)		110,000	3,300
Series 2017-1MKT, Class XNCP, 0.22%, 02/10/32(a)(c)(d)		22,000	58,300
UBS Commercial Mortgage Trust, Series 2019-C17, Class XA, 1.62%, 10/15/52(c)		9,070	703,272
Wells Fargo Commercial Mortgage Trust
Series 2015-LC20, Class XB, 0.62%, 04/15/50(c)		7,000	85,359

Schedule of Investments (unaudited)  (continued)
June 30, 2022
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust
Series 2016-BNK1, Class XD, 1.39%, 08/15/49(a)(c)	USD	1,000	$ 42,120
WFRBS Commercial Mortgage Trust, Series 2014-C21, Class XA, 1.17%, 08/15/47(c)		7,454	121,778
			20,993,503
Total Non-Agency Mortgage-Backed Securities — 39.8% (Cost: $1,091,390,858)			1,009,926,551
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 1.8%
Fannie Mae
Series 2017-C03, Class 1M2, (1 mo. LIBOR US + 3.00%), 4.62%, 10/25/29(c)		68	69,087
Series 2017-C07, Class 1B1, (1 mo. LIBOR US + 4.00%), 5.62%, 05/25/30(c)		2,000	2,017,572
Series 2021-R01, Class 1B1, (SOFR (30-day) + 3.10%), 4.03%, 10/25/41(a)(c)		3,534	3,027,174
Series 2022-R02, Class 2B1, (SOFR (30-day) + 4.50%), 5.43%, 01/25/42(a)(c)		7,000	6,136,107
Freddie Mac
Series 2020-DNA6, Class B1, (SOFR (30-day) + 3.00%), 3.93%, 12/25/50(a)(c)		2,000	1,671,928
Series 2021-DNA1, Class B1, (SOFR (30-day) + 2.65%), 3.58%, 01/25/51(a)(c)		7,690	6,209,404
Series 2021-DNA2, Class B1, (SOFR (30-day) + 3.40%), 4.33%, 08/25/33(a)(c)		5,000	4,337,050
Series 2021-DNA5, Class B1, (SOFR (30-day) + 3.05%), 3.98%, 01/25/34(a)(c)		3,580	3,072,622
Series 2021-DNA5, Class B2, (SOFR (30-day) + 5.50%), 6.43%, 01/25/34(a)(c)		3,938	3,039,213
Series 2021-DNA6, Class B1, (SOFR (30-day) + 3.40%), 4.33%, 10/25/41(a)(c)		6,000	5,132,416
Series 2021-DNA7, Class B1, (SOFR (30-day) + 3.65%), 4.58%, 11/25/41(a)(c)		3,720	3,181,672
Series 2021-HQA1, Class B1, (SOFR (30-day) + 3.00%), 3.93%, 08/25/33(a)(c)		3,439	2,687,258
Series 2021-HQA2, Class B1, (SOFR (30-day) + 3.15%), 4.08%, 12/25/33(a)(c)		3,625	2,852,370
Series 2021-HQA3, Class B1, (SOFR (30-day) + 3.35%), 4.28%, 09/25/41(a)(c)		3,240	2,719,315
			46,153,188
Interest Only Commercial Mortgage-Backed Securities — 0.2%
Freddie Mac
Series K105, Class X1, 1.65%, 01/25/30(c)		9,983	914,896
Series K116, Class X1, 1.53%, 07/25/30(c)		23,927	2,137,925
Series KL05, Class X1P, 1.02%, 06/25/29(c)		12,845	705,866
Ginnie Mae
Series 2016-36, Class IO, 0.72%, 08/16/57(c)		4,201	139,438
Series 2017-24, Class IO, 0.79%, 12/16/56(c)		14,069	554,118
			4,452,243
Security		Par (000)	Value
Mortgage-Backed Securities — 0.9%
Uniform Mortgage-Backed Securities
2.00%, 07/01/52(i)	USD	4,579	$ 3,972,855
2.50%, 07/01/52(i)		22,139	19,905,925
			23,878,780
Total U.S. Government Sponsored Agency Securities — 2.9% (Cost: $84,701,916)			74,484,211
Total Long-Term Investments — 95.3% (Cost: $2,597,691,732)			2,417,113,412
	Shares
Short-Term Securities(j)
Money Market Funds — 5.8%
Dreyfus Treasury Securities Cash Management, Institutional Class, 0.97%	145,868,148	145,868,148
Total Short-Term Securities — 5.8% (Cost: $145,868,148)		145,868,148
Total Investments Before TBA Sale Commitments — 101.1% (Cost: $2,743,559,880)		2,562,981,560
		Par (000)
TBA Sale Commitments(i)
Mortgage-Backed Securities — (1.9)%
Uniform Mortgage-Backed Securities
2.00%, 07/01/52	USD	(9,158)	(7,941,417)
2.50%, 07/01/52		(44,277)	(39,785,255)
Total TBA Sale Commitments — (1.9)% (Proceeds: $(47,614,861))			(47,726,672)
Total Investments Net of TBA Sale Commitments — 99.2% (Cost: $2,695,945,019)			2,515,254,888
Other Assets Less Liabilities — 0.8%			19,912,741
Net Assets — 100.0%			$ 2,535,167,629
(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(c)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Non-income producing security.
(h)	Perpetual security with no stated maturity date.
(i)	Represents or includes a TBA transaction.
(j)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments (unaudited)  (continued)
June 30, 2022
BATS: Series A Portfolio
Derivative Financial Instruments Outstanding as of Period End
OTC Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.9.BBB-	3.00%	Monthly	Citigroup Global Markets, Inc.	09/17/58	USD	140	$ 23,952	$ 4,540	$ 19,412
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	USD	53	9,068	3,940	5,128
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	USD	27	4,619	1,433	3,186
CMBX.NA.6.AAA	0.50	Monthly	Deutsche Bank AG	05/11/63	USD	56	(19)	10	(29)
CMBX.NA.6.AAA	0.50	Monthly	Deutsche Bank AG	05/11/63	USD	134	(46)	(89)	43
CMBX.NA.6.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	05/11/63	USD	35	7,980	2,027	5,953
							$ 45,554	$ 11,861	$ 33,693
OTC Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.9.A	2.00%	Monthly	Goldman Sachs International	09/17/58	Not Rated	USD	5,000	$ (171,189)	$ (93,448)	$ (77,741)
CMBX.NA.9.A	2.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R	USD	1,457	(49,884)	(3,483)	(46,401)
CMBX.NA.9.BBB-	3.00	Monthly	Deutsche Bank AG	09/17/58	Not Rated	USD	1,213	(207,530)	(139,016)	(68,514)
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	Not Rated	USD	1,000	(171,088)	(185,788)	14,700
CMBX.NA.10.BBB-	3.00	Monthly	Deutsche Bank AG	11/17/59	BBB-	USD	1,000	(173,988)	(80,211)	(93,777)
CMBX.NA.10.BBB-	3.00	Monthly	Deutsche Bank AG	11/17/59	BBB-	USD	500	(86,994)	(48,377)	(38,617)
CMBX.NA.6.BBB-	3.00	Monthly	Credit Suisse International	05/11/63	BB	USD	35	(7,980)	(2,529)	(5,451)
								$ (868,653)	$ (552,852)	$ (315,801)
(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)  (continued)
June 30, 2022
BATS: Series A Portfolio
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 1,295,081,476	$ 17,623,636	$ 1,312,705,112
Corporate Bonds	—	2,359,929	—	2,359,929
Floating Rate Loan Interests	—	—	17,637,609	17,637,609
Non-Agency Mortgage-Backed Securities	—	961,946,223	47,980,328	1,009,926,551
U.S. Government Sponsored Agency Securities	—	74,484,211	—	74,484,211
Short-Term Securities
Money Market Funds	145,868,148	—	—	145,868,148
Liabilities
TBA Sale Commitments	—	(47,726,672)	—	(47,726,672)
Unfunded Floating Rate Loan Interests	—	(10,864)	—	(10,864)
	$ 145,868,148	$ 2,286,134,303	$ 83,241,573	$ 2,515,244,024
Derivative Financial Instruments(a)
Assets
Credit Contracts	$ —	$ 48,379	$ —	$ 48,379
Liabilities
Credit Contracts	—	(330,487)	—	(330,487)
	$ —	$ (282,108)	$ —	$ (282,108)
(a)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Aset-Backed Securities	Corporate Bonds	Floating-Rate Loan Interest	Non-Agency Mortgage-Backed Securities	Total
Assets
Opening Balance, as of March 31, 2022	$29,617,397	$—(a)	$3,990,000	$14,187,936	$47,795,333
Transfers into Level 3(b)	4,166,537	—	12,742,079	7,991,561	24,900,177
Transfers out of Level 3(c)	(14,307,865)	—	—	—	(14,307,865)
Accrued discounts/premiums	8,145	—	1,827	14,791	24,763
Net realized gain (loss)	198,152	—	—	(558,877)	(360,725)
Net change in unrealized appreciation (depreciation)(d)	(311,459)	—	(38,591)	(408,938)	(758,988)
Purchases	—	—	4,801,836	32,513,338	37,315,174
Sales	(1,747,271)	—	(3,859,542)	(5,759,483)	(11,366,296)
Closing Balance, as of June 30, 2022	$ 17,623,636	$—(a)	$ 17,637,609	$ 47,980,328	$ 83,241,573
Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2022(d)	$ (274,611)	$—	$ (38,591)	$ (596,738)	$ (909,940)
Unfunded Floating Rate Loan Interests
Liabilities
Opening Balance, as of March 31, 2022	$ —
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)(d)	(10,864)
Purchases	—
Sales	—
Closing Balance, as of June 30, 2022	$ (10,864)
Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2022(d)	$ (10,864)

(a)	Rounds to less than $1.

Schedule of Investments (unaudited)  (continued)
June 30, 2022
BATS: Series A Portfolio
(b)	As of March 31, 2022, the Fund used observable inputs in determining the value of certain investments. As of June 30, 2022, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the fair value hierarchy.
(c)	As of March 31, 2022, the Fund used significant unobservable inputs in determining the value of certain investments. As of June 30, 2022, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.
(d)	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2022 is generally due to investments no longer held or categorized as Level 3 at period end.
The Fund’s financial instruments that are categorized as Level 3 were valued utilizing third-party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third-party information could result in a significantly lower or higher value of such Level 3 financial instruments.
Currency Abbreviation
USD	United States Dollar
Portfolio Abbreviation
ABS	Asset-Backed Security
CLN	Credit-Linked-Note
CLO	Collateralized Loan Obligation
DAC	Designated Activity Co.
IO	Interest Only
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
OTC	Over-the-Counter
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
TBA	To-be-Announced